UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                        811-06526

Boston Trust Walden Funds
(Exact name of registrant as specified in charter)

One Beacon Street, Boston MA	02108
(Address of principal executive offices)	(Zip code)

4400 Easton Commons, Columbus, OH	43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-282-8782

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

Item 1.	Reports to Stockholders.

Semi-Annual Report

June 30, 2020 (Unaudited)

Boston Trust Walden Funds

Principled Investing.

Boston Trust Asset Management Fund	Walden Balanced Fund
Boston Trust Equity Fund	Walden Equity Fund
Boston Trust Midcap Fund	Walden Midcap Fund
Boston Trust SMID Cap Fund	Walden SMID Cap Fund
Boston Trust Walden Small Cap Fund	Walden International Equity Fund
(formerly known as the Boston Trust Small Cap Fund)

This page intentionally left blank.

Table of Contents	Annual Report
June 30, 2020 (Unaudited)

Boston Trust Asset Management Fund
Investment Performance	2
Schedule of Portfolio Investments	6
Financial Statements	8
Financial Highlights	10

Boston Trust Equity Fund
Investment Performance	2
Schedule of Portfolio Investments	11
Financial Statements	12
Financial Highlights	14

Boston Trust Midcap Fund
Investment Performance	3
Schedule of Portfolio Investments	15
Financial Statements	16
Financial Highlights	18

Boston Trust SMID Cap Fund
Investment Performance	4
Schedule of Portfolio Investments	19
Financial Statements	20
Financial Highlights	22

Boston Trust Walden Small Cap Fund
Investment Performance	5
Schedule of Portfolio Investments	23
Financial Statements	24
Financial Highlights	26

Annual ESG Impact Report	28

Walden Balanced Fund
Investment Performance	30
Schedule of Portfolio Investments	34
Financial Statements	36
Financial Highlights	38

Walden Equity Fund
Investment Performance	30
Schedule of Portfolio Investments	39
Financial Statements	40
Financial Highlights	42

Walden Midcap Fund
Investment Performance	31
Schedule of Portfolio Investments	43
Financial Statements	44
Financial Highlights	46

Walden SMID Cap Fund
Investment Performance	32
Schedule of Portfolio Investments	47
Financial Statements	48
Financial Highlights	50

Walden International Equity Fund
Investment Performance	33
Schedule of Portfolio Investments	51
Financial Statements	53
Financial Highlights	55

Notes to Financial Statements	56
Supplementary Information	64

Boston Trust Walden Inc., a subsidiary of Boston Trust Walden Company, serves as investment adviser (the “Adviser”) to the Boston Trust Walden Funds and receives a fee for its services. Boston Trust Walden Company provides certain administrative, operational, and investment support functions for the Adviser and is paid a fee for these services by the Adviser.

Shares of the Funds are not deposits of, obligations of, or guaranteed by Boston Trust Walden Company or its affiliates, nor are they federally insured by the FDIC. Investments in the Funds involve investment risks, including the possible loss of principal. Funds are distributed by Foreside Financial Services, LLC.

The foregoing information and opinions are for general information only. The Boston Trust Walden Funds and Boston Trust Walden Company do not assume liability for any loss, which may result from the reliance by any person upon any such information or opinions. Such information and opinions are subject to change without notice, are for general information only, and are not intended as an offer or solicitation with respect to the purchase or sale of any security or offering individual or personalized investment advice. Portfolio composition is as of June 30, 2020 and is subject to change without notice.

The Boston Trust Walden Funds may invest in foreign securities, which may involve risk not typically associated with U.S. investments.

To reduce expenses, we may only mail one copy of the Funds’ shareholder updates, such as their prospectus, annual report, and semi-annual report, to those addresses shared by two or more accounts. If you are a direct shareholder and wish to receive individual copies of these documents, please call us at 1-800-282-8782 x7050. If you are not a direct shareholder, please contact your financial institution to opt out of householding. We will begin sending you individual copies thirty days after receiving your request.

Important Notice: The Securities and Exchange Commission will permit funds to deliver shareholder reports electronically beginning January 1, 2021. At that time, the Boston Trust Walden Funds will send a notice, either by mail or email, each time your fund’s updated report is available on our website (www.bostontrustwalden.com). Investors enrolled in electronic delivery will receive the notice by email with links to the updated report. Investors who are not enrolled in electronic delivery by January 1, 2021 will receive the notice in the mail. All investors who prefer to receive shareholder reports in paper may, at any time, choose that option free of charge by calling 1-800-282-8782 x7050.

1

Investment Performance (Unaudited)	Boston Trust Asset Management Fund
Boston Trust Equity Fund
June 30, 2020

	For the periods ended 6/30/20
	Aggregate	Average Annual Total Returns
								Since	Since
	Six							Inception	Inception
	Months	1 Year	3 Years	5 Years	10 Years	15 Years	20 Years	(12/1/95)	(10/1/03)
Boston Trust Asset Management Fund	-6.56%	2.20%	7.85%	8.39%	9.85%	7.50%	6.56%	7.94%	—
Boston Trust Equity Fund	-7.45%	3.08%	9.77%	10.10%	12.13%	8.27%	—	—	8.42%
S&P 500 Index	-3.08%	7.51%	10.73%	10.73%	13.99%	8.83%	5.91%	8.91%	9.09%
Bloomberg Barclays U.S. Government/Credit Bond Index	7.21%	10.02%	5.87%	4.74%	4.13%	4.50%	5.30%	5.33%	4.45%
FTSE 3 Month US T-Bill Index	0.52%	1.56%	1.72%	1.15%	0.61%	1.28%	1.58%	2.23%	1.31%

Hypothetical Growth of a $100,000 Investment

Boston Trust Asset Management Fund

Fund Net Asset Value:	$51.55
Gross Expense Ratio[1]:	0.90%

Boston Trust Equity Fund

Fund Net Asset Value:	$27.35
Gross Expense Ratio[1]:	0.91%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

[1]	The Gross Expense Ratio is from each Fund’s most recent prospectus, dated May 1, 2020. Additional information pertaining to each Fund’s expense ratio as of June 30, 2020 can be found in the financial highlights included in this report.

The above charts represent a 10-year hypothetical $100,000 investment in the Boston Trust Asset Management Fund and the Boston Trust Equity Fund, and includes the reinvestment of dividends and capital gains in the Funds. The returns shown on the table and the graphs do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Boston Trust Asset Management Fund is measured against a combination of equity and fixed income indices. The Boston Trust Equity Fund is measured against the Standard & Poor’s 500 Index (“S&P 500”), which is widely regarded as a gauge of the U.S. equities market, includes 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 focuses on the large-cap segment of the market, with approximately 75% coverage of U.S. equities, it is also widely viewed as a proxy for the total market. The Bloomberg Barclays U.S. Government/Credit Index includes Treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year), government-related issues (e.g., agency, sovereign, supranational, and local authority debt), and USD Corporates. The Bloomberg Barclays U.S. Government/Credit Bond Index is a component of the Bloomberg Barclays U.S. Aggregate Bond Index. The FTSE 3 Month US T-Bill Index reflects monthly return equivalents of yield averages that are not marked to the market. The index is an average of the last three-month treasury bill issues. The three-month treasury bills are the short-term debt obligations of the U.S. Government. The indexes are unmanaged and their performance does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Funds’ performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

2

Investment Performance (Unaudited)	Boston Trust Midcap Fund
June 30, 2020

	For the periods ended 6/30/20
	Aggregate	Average Annual Total Returns
						Since
	Six					Inception
	Months	1 Year	3 Years	5 Years	10 Years	(9/24/07)
Boston Trust Midcap Fund[1]	-11.00%	-4.44%	6.90%	7.53%	11.83%	8.43%
Russell Midcap® Index	-9.13%	-2.24%	5.79%	6.76%	12.35%	7.49%

Hypothetical Growth of a $100,000 Investment

The above chart represents a 10-year hypothetical $100,000 investment in the Boston Trust Midcap Fund, and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Boston Trust Midcap Fund is measured against the Russell Midcap® Index, which is an unmanaged index that tracks the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market capitalization and current index membership. The Russell Midcap® Index represents approximately 31% of the total market capitalization of the Russell 1000 companies. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Fund Net Asset Value:	$17.40
Gross Expense Ratio[1]:	1.04%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

[1]	The Gross Expense Ratio is from the Fund’s most recent prospectus, dated May 1, 2020. The contractual fee limit under the Fund’s expense limitation agreement is 1.00% of the Fund’s average annual net assets, subject to certain limitations as described in the Fund’s prospectus. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of June 30, 2020 can be found in the financial highlights included in this report. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through May 1, 2021 and may be renewed thereafter.

3

Investment Performance (Unaudited)	Boston Trust SMID Cap Fund
June 30, 2020

	For the periods ended 6/30/20
	Aggregate	Average Annual Total Returns
					Since
	Six				Inception
	Months	1 Year	3 Years	5 Years	(11/30/11)
Boston Trust SMID Cap Fund[1]	-12.23%	-6.42%	4.89%	6.96%	9.60%
Russell 2500™ Index	-11.05%	-4.70%	4.08%	5.41%	10.52%

Hypothetical Growth of a $1,000,000 Investment

The above chart represents a hypothetical $1,000,000 investment in the Boston Trust SMID Cap Fund from November 30, 2011 to June 30, 2020, and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Boston Trust SMID Cap Fund is measured against the Russell 2500™ Index, which is an unmanaged index that tracks the performance of the small- to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500™ Index is a subset of the Russell 3000® Index. It includes approximately 2500 of the smallest securities based on a combination of their market cap and current index membership. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Fund Net Asset Value:	$15.71
Gross Expense Ratio[1]:	0.95%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Returns less than one year are not annualized. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

[1]	The Gross Expense Ratio is from the Fund’s most recent prospectus, dated May 1, 2020. The contractual fee limit under the Fund’s expense limitation agreement is 0.75% of the Fund’s average annual net assets, subject to certain limitations as described in the Fund’s prospectus. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of June 30, 2020 can be found in the financial highlights included in this report. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through May 1, 2021 and may be renewed thereafter.

4

Investment Performance (Unaudited)	Boston Trust Walden Small Cap Fund
June 30, 2020

	For the periods ended 6/30/20
	Aggregate	Average Annual Total Returns
								Since
	Six							Inception
	Months	1 Year	3 Years	5 Years	10 Years	15 Years	20 Years	(12/31/94)
Boston Trust Walden Small Cap Fund[1]	-15.14%	-8.60%	3.92%	6.29%	9.74%	7.84%	8.61%	10.07%
Russell 2000® Index	-12.98%	-6.63%	2.01%	4.29%	10.50%	7.01%	6.69%	8.57%

Hypothetical Growth of a $100,000 Investment

The above chart represents a 10-year hypothetical $100,000 investment in the Boston Trust Walden Small Cap Fund and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Boston Trust Walden Small Cap Fund is measured against the Russell 2000® Index, which is an unmanaged index that tracks the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Fund Net Asset Value:	$12.13
Gross Expense Ratio[1]:	1.07%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

[1]	The Gross Expense Ratio is from the Fund’s most recent prospectus, dated May 1, 2020. The contractual fee limit under the Fund’s expense limitation agreement is 1.00% of the Fund’s average annual net assets, subject to certain limitations as described in the Fund’s prospectus. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of June 30, 2020 can be found in the financial highlights included in this report. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through May 1, 2021 and may be renewed thereafter.

5

Schedule of Portfolio Investments	Boston Trust Asset Management Fund June 30, 2020 (Unaudited)

Security Description	Shares	Fair Value ($)
Common Stocks (62.9%)
Communication Services (5.9%)
Alphabet, Inc., Class A (a)	2,000	2,836,100
Alphabet, Inc., Class C (a)	11,000	15,549,710
Comcast Corp., Class A	200,000	7,796,000
Omnicom Group, Inc.	10,000	546,000
Verizon Communications, Inc.	100,000	5,513,000
		32,240,810

Consumer Discretionary (4.4%)
Autoliv, Inc.	20,000	1,290,200
Lowe’s Cos., Inc.	8,000	1,080,960
NIKE, Inc., Class B	115,000	11,275,750
Ross Stores, Inc.	15,000	1,278,600
Starbucks Corp.	100,000	7,359,000
The Home Depot, Inc.	5,000	1,252,550
The TJX Cos., Inc.	10,000	505,600
		24,042,660

Consumer Staples (6.2%)
Church & Dwight Co., Inc.	50,000	3,865,000
Costco Wholesale Corp.	40,000	12,128,400
Diageo PLC, Sponsored ADR	25,000	3,359,750
McCormick & Co., Inc.	20,000	3,588,200
PepsiCo, Inc.	30,000	3,967,800
Procter & Gamble Co.	25,000	2,989,250
Sysco Corp.	35,000	1,913,100
The Hershey Co.	15,000	1,944,300
		33,755,800

Energy (1.5%)
Chevron Corp.	25,000	2,230,750
ConocoPhillips	45,000	1,890,900
Exxon Mobil Corp.	75,000	3,354,000
Schlumberger Ltd.	50,000	919,500
		8,395,150

Financials (6.5%)
American Express Co.	32,500	3,094,000
Berkshire Hathaway, Inc., Class B (a)	20,000	3,570,200
Chubb Ltd.	15,000	1,899,300
Cincinnati Financial Corp.	60,000	3,841,800
Comerica, Inc.	20,000	762,000
JPMorgan Chase & Co.	80,000	7,524,800
Northern Trust Corp.	40,000	3,173,600
PNC Financial Services Group, Inc.	30,000	3,156,300
State Street Corp.	10,000	635,500
T. Rowe Price Group, Inc.	45,000	5,557,500
U.S. Bancorp	50,000	1,841,000
		35,056,000

Health Care (9.1%)
Becton, Dickinson & Co.	35,000	8,374,450
Dentsply Sirona, Inc.	50,000	2,203,000
Edwards Lifesciences Corp. (a)	105,000	7,256,550
Henry Schein, Inc. (a)	10,000	583,900
Johnson & Johnson, Inc.	50,000	7,031,500
Medtronic PLC	27,500	2,521,750
Merck & Co., Inc.	50,000	3,866,500
Mettler-Toledo International, Inc. (a)	5,000	4,027,750
Stryker Corp.	25,000	4,504,750
UnitedHealth Group, Inc.	17,500	5,161,625
Varian Medical Systems, Inc. (a)	20,000	2,450,400
Waters Corp. (a)	7,500	1,353,000
		49,335,175

	Shares or
	Principal
	Amount ($)
Industrials (7.0%)
3M Co.	32,500	5,069,675
Donaldson Co., Inc.	50,000	2,326,000
Honeywell International, Inc.	15,000	2,168,850
Hubbell, Inc.	40,000	5,014,400
Illinois Tool Works, Inc.	30,000	5,245,500
Union Pacific Corp.	45,000	7,608,150
United Parcel Service, Inc., Class B	54,000	6,003,720
W.W. Grainger, Inc.	15,000	4,712,400
		38,148,695

Information Technology (19.7%)
Accenture PLC, Class A	67,500	14,493,600
Apple, Inc.	77,500	28,272,000
Automatic Data Processing, Inc.	81,000	12,060,090
Cisco Systems, Inc.	65,000	3,031,600
Microsoft Corp.	145,000	29,508,950
Oracle Corp.	100,000	5,527,000
Visa, Inc., Class A	70,000	13,521,900
		106,415,140

Materials (1.3%)
Air Products & Chemicals, Inc.	15,000	3,621,900
AptarGroup, Inc.	32,500	3,639,350
		7,261,250

Utilities (1.3%)
Consolidated Edison, Inc.	30,000	2,157,900
Eversource Energy	60,000	4,996,200
		7,154,100

TOTAL COMMON STOCKS (Cost $119,655,778)		341,804,780

Corporate Bonds (3.2%)

Communication Services (0.2%)
Comcast Corp., 4.25%, 10/15/30, Callable 7/15/30 @ 100	900,000	1,103,789

Financials (1.7%)
American Express Co., 2.65%, 12/2/22	1,926,000	2,017,989
Berkshire Hathaway, Inc., 3.13%, 3/15/26, Callable 12/15/25 @ 100	2,000,000	2,238,802
Cincinnati Financial Corp., 6.92%, 5/15/28	500,000	657,840
JPMorgan Chase & Co., 3.90%, 7/15/25, Callable 4/15/25 @ 100	1,000,000	1,131,847
JPMorgan Chase & Co., 4.00%, 4/23/29, Callable 4/23/28 @ 100	1,000,000	1,155,090
Wells Fargo & Co., 3.55%, 9/29/25, MTN	2,000,000	2,235,088
		9,436,656

Health Care (0.2%)
Becton, Dickinson & Co., 3.13%, 11/8/21	1,000,000	1,027,673

Industrials (0.2%)
Hubbell, Inc., 3.50%, 2/15/28, Callable 11/15/27 @ 100	1,000,000	1,053,876

Information Technology (0.9%)
Apple, Inc., 3.25%, 2/23/26, Callable 11/23/25 @ 100	2,500,000	2,802,265
Visa, Inc., 3.15%, 12/14/25, Callable 9/14/25 @ 100	2,000,000	2,229,515
		5,031,780

TOTAL CORPORATE BONDS (Cost $16,261,172)		17,653,774

See Notes to Financial Statements

6

Schedule of Portfolio Investments (cont.)	Boston Trust Asset Management Fund June 30, 2020 (Unaudited)

	Shares or
	Principal
Security Description	Amount ($)	Fair Value ($)
Municipal Bonds (4.2%)
Massachusetts (4.1%):
City of Newton Massachusetts, GO, 2.00%, 2/15/36, Callable 2/15/29 @ 100	545,000	545,093
Commonwealth of Massachusetts Transportation Fund Revenue, Series A, 4.00%, 6/1/36, Callable 12/1/27 @ 100	500,000	581,140
Commonwealth of Massachusetts, GO, Series B, 5.25%, 9/1/20, AGM	150,000	151,245
Commonwealth of Massachusetts, GO, Series C, 5.50%, 12/1/22, AGM	600,000	675,762
Commonwealth of Massachusetts, GO, Series C, 4.00%, 7/1/31, Callable 7/1/22 @ 100	1,000,000	1,060,480
Commonwealth of Massachusetts, GO, Series A, 5.00%, 3/1/32, Callable 3/1/24 @ 100	200,000	229,394
Commonwealth of Massachusetts, GO, Series D, 3.00%, 5/1/35, Callable 5/1/29 @ 100 (b)	7,550,000	8,259,095
Commonwealth of Massachusetts, GO, Series D, 3.00%, 5/1/36, Callable 5/1/29 @ 100 (b)	5,000,000	5,449,600
Commonwealth of Massachusetts, GO, Series B, 5.00%, 4/1/37, Callable 4/1/27 @ 100	250,000	308,630
Commonwealth of Massachusetts, GO, Series E, 4.00%, 9/1/37, Callable 9/1/25 @ 100	1,600,000	1,795,600
Commonwealth of Massachusetts, GO, Series B, 5.00%, 7/1/38, Callable 7/1/26 @ 100	260,000	314,132
Commonwealth of Massachusetts, GO, Series A, 5.00%, 1/1/43, Callable 1/1/28 @ 100	250,000	309,928
Commonwealth of Massachusetts, GO, Series C, 5.00%, 5/1/46, Callable 5/1/29 @ 100	2,000,000	2,518,440
Massachusetts State Development Finance Agency Revenue, Series R-2, 5.00%, 7/1/28	460,000	460,000
		22,658,539

Washington (0.1%):
State of Washington, Series A, 5.00%, 8/1/35,Callable 8/1/23 @ 100	250,000	281,473

TOTAL MUNICIPAL BONDS (Cost $21,965,677)		22,940,012

U.S. Government & U.S. Government Agency Obligations (28.5%)

Federal Farm Credit Bank (2.4%)
2.85%, 3/2/28	2,400,000	2,770,163
2.95%, 1/27/25	2,000,000	2,227,384
3.14%, 12/5/29	2,500,000	2,970,998
3.39%, 2/1/28	2,000,000	2,386,375
3.85%, 12/26/25	2,770,000	3,271,347
		13,626,267
Federal Home Loan Bank (2.8%)
2.38%, 3/13/26	6,000,000	6,606,409
2.50%, 12/10/27	1,500,000	1,682,366
2.63%, 6/11/27	1,500,000	1,684,265
2.88%, 9/13/24	2,500,000	2,761,490
3.50%, 9/24/29	2,000,000	2,453,202
		15,187,732
U.S. Treasury Bill (10.2%)
0.12%, 9/10/20	37,500,000	37,490,755
0.15%, 3/25/21	17,500,000	17,479,882
		54,970,637
U.S. Treasury Note (13.1%)
1.63%, 8/15/29	27,500,000	30,012,598
2.75%, 2/15/24	37,500,000	40,952,635
		70,965,233

TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $146,650,367)		154,749,869

Investment Companies (1.0%)
JPMorgan U.S. Government Money Market
Fund, Capital Shares, 0.10% (c)	5,380,279	5,380,279
TOTAL INVESTMENT COMPANIES (Cost $5,380,279)		5,380,279

Total Investments (Cost $309,913,273) — 99.8%		542,528,714
Other assets in excess of liabilities — 0.2%		919,111
NET ASSETS — 100.0%		$543,447,825

(a)	Non-income producing security.

(b)	This security has been deemed illiquid and represents 2.52% of the Fund’s net assets.

(c)	Rate disclosed is the seven day yield as of June 30, 2020.

ADR	American Depositary Receipt

AGM	Assured Guaranty Municipal Corporation

GO	General Obligation
MTN	Medium Term Note
PLC	Public Limited Company

See Notes to Financial Statements

7

Financial Statements	Boston Trust Asset Management Fund

Statement of Assets and Liabilities
June 30, 2020 (Unaudited)

Assets:
Investments, at fair value (cost $309,913,273)	$542,528,714
Interest and dividends receivable	1,411,378
Receivable for capital shares issued	59,670
Prepaid expenses	16,528
Total Assets	544,016,290
Liabilities:
Payable for investments purchased	134,044
Payable for capital shares redeemed	13,017
Accrued expenses and other liabilities:
Investment adviser	324,659
Administration and accounting	34,389
Chief compliance officer	4,892
Custodian	10,430
Shareholder servicing fees	14,820
Transfer agent	6,001
Trustee	3,900
Other	22,313
Total Liabilities	568,465
Net Assets	$543,447,825
Composition of Net Assets:
Paid in capital	$281,166,841
Total distributable earnings/(loss)	262,280,984
Net Assets	$543,447,825
Shares outstanding (par value $0.01, unlimited number of shares authorized)	10,542,791
Net Asset Value, Offering Price and Redemption price per share	$51.55

Statement of Operations
For the period ended June 30, 2020 (Unaudited)

Investment Income:
Interest	$1,546,246
Dividends	3,704,419
Total Investment Income	5,250,665
Expenses:
Investment adviser	2,013,789
Administration and accounting	179,804
Chief compliance officer	23,504
Custodian	42,126
Shareholder servicing	84,904
Transfer agency	21,029
Trustee	20,913
Other	114,780
Total expenses	2,500,849
Net Expenses	2,500,849
Net Investment Income	2,749,816
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	25,742,944
Change in unrealized appreciation/depreciation from investments	(73,080,708)
Net realized/unrealized gains (losses) from investments	(47,337,764)
Change in Net Assets Resulting from Operations	$(44,587,948)

See Notes to Financial Statements

8

Financial Statements	Boston Trust Asset Management Fund

Statements of Changes in Net Assets

	For the six months	For the year ended
	ended June 30, 2020	December 31, 2019
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$2,749,816	$5,405,837
Net realized gains from investment transactions	25,742,944	6,224,056
Change in unrealized appreciation/depreciation from investments	(73,080,708)	107,980,131
Change in Net Assets Resulting from Operations	(44,587,948)	119,610,024
Distributions to shareholders:
Total Distributions	—	(5,742,144)
Change in Net Assets Resulting from distributions to shareholders	—	(5,742,144)
Capital Share Transactions:
Proceeds from shares issued	16,299,012	50,601,734
Proceeds from shares issued in subscriptions in-kind	—	43,771,772
Dividends reinvested	—	2,889,950
Cost of shares redeemed	(51,414,461)	(43,328,375)
Cost of in-kind shares redeemed	—	(5,777,713)
Change in Net Assets Resulting from Capital Share Transactions	(35,115,449)	48,157,368
Change in Net Assets	(79,703,397)	162,025,248
Net Assets:
Beginning of period	623,151,222	461,125,974
End of period	$543,447,825	$623,151,222
Share Transactions:
Issued	313,857	1,000,119
Issued in subscriptions in-kind	—	808,358
Reinvested	—	53,597
Redeemed	(1,066,998)	(863,743)
Redeemed in-kind	—	(118,834)
Change in shares	(753,141)	879,497

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements

9

Financial Statements	Boston Trust Asset Management Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

	For the six						For the nine
	months		For the year		For the year	For the year	months		For the year	For the year
	ended		ended		ended	ended	ended		ended	ended
	June 30,		December		December	December	December		March 31,	March 31,
	2020		31, 2019		31, 2018	31, 2017	31, 2016		2016	2015
	(Unaudited)
Net Asset Value, Beginning of Period	$55.17		$44.27		$46.88	$41.33	$40.92		$41.80	$40.03

Investment Activities:
Operations:
Net investment income	0.26		0.48		0.52	0.49	0.35		0.55	0.50
Net realized/unrealized gains (losses) from investments	(3.88)		10.93		(1.20)	6.22	2.18		0.92	2.77
Total from investment activities	(3.62)		11.41		(0.68)	6.71	2.53		1.47	3.27
Dividends:
Net investment income	—		(0.48)		(0.52)	(0.49)	(0.46)		(0.57)	(0.47)
Net realized gains from investments	—		(0.03)		(1.41)	(0.67)	(1.66)		(1.78)	(1.03)
Total dividends	—		(0.51)		(1.93)	(1.16)	(2.12)		(2.35)	(1.50)

Net Asset Value, End of Period	$51.55		$55.17		$44.27	$46.88	$41.33		$40.92	$41.80

Total Return	(6.56	)%(a)	25.81%		(1.61)%	16.23%	6.19	%(a)	3.65%	8.21%

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$543,448		$623,151		$461,126	$496,710	$403,969		$354,405	$353,851
Ratio of net expenses to average net assets	0.90	%(b)	0.90%		0.93%	0.92%	0.95	%(b)	0.94%	0.92%
Ratio of net investment income to average net assets	0.99	%(b)	1.02%		1.05%	1.13%	1.15	%(b)	1.32%	1.19%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets(c)	0.90	%(b)	0.90%		0.93%	0.92%	0.95	%(b)	0.94%	0.93%
Portfolio turnover rate	7.30	%(a)	5.76	%(d)	2.53%	6.96%	8.42	%(a)	11.64%	17.74%

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period ending March 31, 2015, certain fees were reduced. If such fee reduction had not occurred, the ratio would have been as indicated.
(d)	Excludes impact of in-kind transactions.

See Notes to Financial Statements

10

Boston Trust Equity Fund
Schedule of Portfolio Investments	June 30, 2020 (Unaudited)

Security Description	Shares	Fair Value ($)
Common Stocks (98.9%)
Communication Services (9.5%)
Alphabet, Inc., Class A (a)	750	1,063,538
Alphabet, Inc., Class C (a)	5,250	7,421,452
Comcast Corp., Class A	65,000	2,533,700
Omnicom Group, Inc.	7,500	409,500
Verizon Communications, Inc.	35,000	1,929,550
		13,357,740

Consumer Discretionary (6.1%)
Autoliv, Inc.	10,000	645,100
Lowe’s Cos., Inc.	5,000	675,600
NIKE, Inc., Class B	30,000	2,941,500
Ross Stores, Inc.	7,500	639,300
Starbucks Corp.	40,000	2,943,600
The Home Depot, Inc.	3,000	751,530
		8,596,630

Consumer Staples (9.4%)
Church & Dwight Co., Inc.	15,000	1,159,500
Costco Wholesale Corp.	15,000	4,548,150
Diageo PLC, Sponsored ADR	10,000	1,343,900
McCormick & Co., Inc.	7,000	1,255,870
PepsiCo, Inc.	10,000	1,322,600
Procter & Gamble Co.	10,000	1,195,700
Sysco Corp.	20,000	1,093,200
The Hershey Co.	10,000	1,296,200
		13,215,120

Energy (2.0%)
Chevron Corp.	10,000	892,300
ConocoPhillips	7,500	315,150
Exxon Mobil Corp.	20,000	894,400
Schlumberger Ltd.	35,000	643,650
		2,745,500

Financials (11.6%)
American Express Co.	20,000	1,904,000
Berkshire Hathaway, Inc., Class B (a)	10,000	1,785,100
Chubb Ltd.	10,000	1,266,200
Cincinnati Financial Corp.	20,000	1,280,600
Commerce Bancshares, Inc.	3,050	181,384
JPMorgan Chase & Co.	30,000	2,821,800
Northern Trust Corp.	20,000	1,586,800
PNC Financial Services Group, Inc.	17,500	1,841,175
T. Rowe Price Group, Inc.	20,000	2,470,000
U.S. Bancorp	30,000	1,104,600
		16,241,659

Health Care (14.3%)
Becton, Dickinson & Co.	15,000	3,589,050
Dentsply Sirona, Inc.	25,000	1,101,500
Edwards Lifesciences Corp. (a)	22,500	1,554,975
Henry Schein, Inc. (a)	7,500	437,925
Johnson & Johnson, Inc.	17,500	2,461,025
Medtronic PLC	12,500	1,146,250
Merck & Co., Inc.	17,500	1,353,275
Mettler-Toledo International, Inc. (a)	1,500	1,208,325
Stryker Corp.	12,000	2,162,280
UnitedHealth Group, Inc.	14,000	4,129,300
Varian Medical Systems, Inc. (a)	7,500	918,900
		20,062,805

	Shares or Principal Amount ($)
Industrials (12.9%)
3M Co.	12,500	1,949,875
Deere & Co.	10,000	1,571,500
Donaldson Co., Inc.	22,500	1,046,700
Honeywell International, Inc.	10,000	1,445,900
Hubbell, Inc.	15,000	1,880,400
Illinois Tool Works, Inc.	15,000	2,622,750
Union Pacific Corp.	22,500	3,804,075
United Parcel Service, Inc., Class B	15,000	1,667,700
W.W. Grainger, Inc.	7,000	2,199,120
		18,188,020

Information Technology (28.5%)
Accenture PLC, Class A	25,000	5,368,000
Apple, Inc.	28,500	10,396,800
Automatic Data Processing, Inc.	20,000	2,977,800
Cisco Systems, Inc.	30,000	1,399,200
Intel Corp.	17,500	1,047,025
Microsoft Corp.	55,000	11,193,050
Oracle Corp.	40,000	2,210,800
Visa, Inc., Class A	28,000	5,408,759
		40,001,434

Materials (2.4%)
Air Products & Chemicals, Inc.	5,000	1,207,300
AptarGroup, Inc.	10,000	1,119,800
PPG Industries, Inc.	10,000	1,060,600
		3,387,700

Utilities (2.2%)
Consolidated Edison, Inc.	15,000	1,078,950
Eversource Energy	25,000	2,081,750
		3,160,700

TOTAL COMMON STOCKS (Cost $56,666,904)		138,957,308

U.S. Government & U.S. Government Agency Obligations (0.4%)

U.S. Treasury Bill (0.4%)
0.15%, 3/25/21	500,000	499,425

TOTAL U.S. Government & U.S. Government Agency Obligations (Cost $499,212)		499,425

Investment Companies (0.7%)

JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.10% (b)	980,510	980,510
TOTAL INVESTMENT COMPANIES (Cost $980,510)		980,510

Total Investments (Cost $58,146,626) — 100.0%		140,437,243
Other assets in excess of liabilities — 0.0%		42,630
NET ASSETS — 100.0%		$140,479,873

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2020.

ADR	American Depositary Receipt
PLC	Public Limited Company

See Notes to Financial Statements

11

Financial Statements	Boston Trust Equity Fund

Statement of Assets and Liabilities
June 30, 2020 (Unaudited)

Assets:
Investments, at fair value (cost $58,146,626)	$140,437,243
Dividends receivable	149,527
Receivable for capital shares issued	136
Prepaid expenses	5,873
Total Assets	140,592,779
Liabilities:
Accrued expenses and other liabilities:
Investment adviser	86,324
Administration and accounting	9,268
Chief compliance officer	1,356
Custodian	2,803
Shareholder servicing fees	334
Transfer agent	5,490
Trustee	1,081
Other	6,250
Total Liabilities	112,906
Net Assets	$140,479,873
Composition of Net Assets:
Paid in capital	$54,383,145
Total distributable earnings/(loss)	86,096,728
Net Assets	$140,479,873
Shares outstanding (par value $0.01, unlimited number of shares authorized)	5,136,843
Net Asset Value, Offering Price and Redemption price per share	$27.35

Statement of Operations
For the period ended June 30, 2020 (Unaudited)

Investment Income:
Interest	$1,783
Dividends	1,308,244
Total Investment Income	1,310,027
Expenses:
Investment adviser	530,616
Administration and accounting	44,902
Chief compliance officer	5,893
Custodian	10,339
Shareholder servicing	1,891
Transfer agency	17,887
Trustee	5,236
Other	29,177
Total expenses	645,941
Net Expenses	645,941
Net Investment Income	664,086
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	2,344,336
Change in unrealized appreciation/depreciation from investments	(15,954,375)
Net realized/unrealized gains (losses) from investments	(13,610,039)
Change in Net Assets Resulting from Operations	$(12,945,953)

See Notes to Financial Statements

12

Financial Statements	Boston Trust Equity Fund

Statements of Changes in Net Assets

	For the six months	For the year ended
	ended June 30, 2020	December 31, 2019
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$664,086	$1,280,402
Net realized gains from investment transactions	2,344,336	1,332,110
Change in unrealized appreciation/depreciation from investments	(15,954,375)	36,580,729
Change in Net Assets Resulting from Operations	(12,945,953)	39,193,241
Distributions to shareholders:
Total Distributions	—	(1,442,463)
Change in Net Assets Resulting from distributions to shareholders	—	(1,442,463)
Capital Share Transactions:
Proceeds from shares issued	1,444,091	1,613,063
Dividends reinvested	—	651,454
Cost of shares redeemed	(7,669,212)	(6,208,577)
Change in Net Assets Resulting from Capital Share Transactions	(6,225,121)	(3,944,060)
Change in Net Assets	(19,171,074)	33,806,718
Net Assets:
Beginning of period	159,650,947	125,844,229
End of period	$140,479,873	$159,650,947
Share Transactions:
Issued	57,034	58,549
Reinvested	—	22,675
Redeemed	(322,953)	(237,992)
Change in shares	(265,919)	(156,768)

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements

13

Financial Statements	Boston Trust Equity Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

	For the six					For the nine
	months		For the year	For the year	For the year	months		For the year	For the year
	ended		ended	ended	ended	ended		ended	ended
	June 30,		December	December	December	December		March 31,	March 31,
	2020		31, 2019	31, 2018	31, 2017	31, 2016		2016	2015
	(Unaudited)
Net Asset Value, Beginning of Period	$29.55		$22.64	$23.63	$20.09	$19.70		$20.66	$19.67

Investment Activities:
Operations:
Net investment income	0.13		0.24	0.22	0.23	0.16		0.23	0.19
Net realized/unrealized gains (losses) from investments	(2.33)		6.94	(0.80)	3.92	1.58		0.27	1.38
Total from investment activities	(2.20)		7.18	(0.58)	4.15	1.74		0.50	1.57
Dividends:
Net investment income	—		(0.24)	(0.23)	(0.23)	(0.20)		(0.24)	(0.19)
Net realized gains from investments	—		(0.03)	(0.18)	(0.38)	(1.15)		(1.22)	(0.39)
Total dividends	—		(0.27)	(0.41)	(0.61)	(1.35)		(1.46)	(0.58)

Net Asset Value, End of Period	$27.35		$29.55	$22.64	$23.63	$20.09		$19.70	$20.66

Total Return	(7.45	)%(a)	31.74%	(2.55)%	20.67%	8.82	%(a)	2.59%	8.01%

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$140,480		$159,651	$125,844	$134,006	$118,824		$110,831	$110,664
Ratio of net expenses to average net assets	0.91	%(b)	0.91%	0.92%	0.93%	0.96	%(b)	0.95%	0.94%
Ratio of net investment income to average net assets	0.94	%(b)	0.88%	0.91%	1.02%	1.01	%(b)	1.14%	0.96%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets(c)	0.91	%(b)	0.91%	0.92%	0.93%	0.96	%(b)	0.96%	0.95%
Portfolio turnover rate	5.68	%(a)	2.61%	1.67%	9.00%	6.65	%(a)	18.04%	19.49%

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the periods ending March 31, 2013 through December 31, 2016, certain fees were reduced. If such fee reduction had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements

14

Boston Trust Midcap Fund
Schedule of Portfolio Investments	June 30, 2020 (Unaudited)

Security Description	Shares	Fair Value ($)
Common Stocks (99.0%)
Communication Services (0.9%)
Omnicom Group, Inc.	20,425	1,115,205
		1,115,205

Consumer Discretionary (10.0%)
Dunkin’ Brands Group, Inc.	18,900	1,232,847
eBay, Inc.	39,250	2,058,663
Expedia Group, Inc.	10,750	883,650
Hyatt Hotels Corp., Class A	24,100	1,211,989
O’Reilly Automotive, Inc. (a)	4,850	2,045,099
Ross Stores, Inc.	21,275	1,813,481
Service Corporation International	28,375	1,103,504
Tractor Supply Co.	13,600	1,792,344
		12,141,577

Consumer Staples (7.2%)
Brown-Forman Corp., Class B	22,200	1,413,252
Church & Dwight Co., Inc.	18,875	1,459,038
Lancaster Colony Corp.	5,975	926,065
McCormick & Co., Inc.	5,800	1,040,578
Sysco Corp.	19,650	1,074,069
The Hershey Co.	13,825	1,791,996
The JM Smucker Co.	9,955	1,053,339
		8,758,337

Energy (0.8%)
Helmerich & Payne, Inc.	48,100	938,431
		938,431

Financials (12.7%)
Brown & Brown, Inc.	26,650	1,086,254
CBOE Global Markets, Inc.	11,925	1,112,364
Eaton Vance Corp.	29,400	1,134,840
Everest Re Group Ltd.	5,700	1,175,340
FactSet Research Systems, Inc.	7,975	2,619,548
M&T Bank Corp.	18,825	1,957,235
Northern Trust Corp.	26,325	2,088,626
SEI Investments Co.	33,300	1,830,834
Signature Bank	8,525	911,493
T. Rowe Price Group, Inc.	11,800	1,457,300
		15,373,834

Health Care (13.4%)
Agilent Technologies, Inc.	18,225	1,610,543
Cerner Corp.	19,825	1,359,004
Henry Schein, Inc. (a)	18,900	1,103,571
Hill-Rom Holdings, Inc.	11,775	1,292,660
Laboratory Corp. of America Holdings (a)	6,650	1,104,632
Mettler-Toledo International, Inc. (a)	1,825	1,470,129
Steris PLC	11,800	1,810,591
Teleflex, Inc.	3,400	1,237,532
The Cooper Companies., Inc.	5,300	1,503,292
Varian Medical Systems, Inc. (a)	11,100	1,359,972
Waters Corp. (a)	6,075	1,095,930
Zimmer Biomet Holdings, Inc.	10,075	1,202,552
		16,150,408

Industrials (14.2%)
AMETEK, Inc.	18,425	1,646,643
AO Smith Corp.	26,450	1,246,324
Cummins, Inc.	7,900	1,368,754
Donaldson Co., Inc.	39,550	1,839,865
Expeditors International of Washington, Inc.	17,450	1,326,898
Hubbell, Inc.	11,975	1,501,186
IDEX Corp.	5,725	904,779
Lincoln Electric Holdings, Inc.	13,425	1,130,922
Masco Corp.	31,225	1,567,807
Nordson Corp.	6,675	1,266,314
Sensata Technologies Holding PLC (a)	25,475	948,434
The Middleby Corp. (a)	13,450	1,061,743
Verisk Analytics, Inc.	7,925	1,348,835
		17,158,504

Information Technology (21.2%)
Akamai Technologies, Inc. (a)	15,125	1,619,736
Amdocs Ltd.	21,300	1,296,744
Amphenol Corp., Class A	16,950	1,623,980
ANSYS, Inc. (a)	4,025	1,174,213
Aspen Technology, Inc. (a)	15,075	1,561,921
Broadridge Finance Solutions, Inc.	12,175	1,536,363
CDK Global, Inc.	26,575	1,100,737
Check Point Software Technologies Ltd. (a)	13,100	1,407,333
Citrix Systems, Inc.	14,175	2,096,623
Cognizant Technology Solutions Corp., Class A	16,250	923,325
Dolby Laboratories, Inc., Class A	21,400	1,409,618
F5 Networks, Inc. (a)	12,125	1,691,195
IPG Photonics Corp. (a)	7,600	1,218,964
Juniper Networks, Inc.	50,975	1,165,289
Paychex, Inc.	37,275	2,823,581
TE Connectivity Ltd.	20,550	1,675,852
Xilinx, Inc.	11,725	1,153,623
		25,479,097

Materials (5.2%)
AptarGroup, Inc.	14,925	1,671,302
Avery Dennison Corp.	15,225	1,737,020
Packaging Corporation of America	13,225	1,319,855
RPM International, Inc.	21,450	1,610,037
		6,338,214

Real Estate (7.3%)
Alexandria Real Estate Equities, Inc.	10,025	1,626,556
AvalonBay Communities, Inc.	6,125	947,170
Camden Property Trust	13,050	1,190,421
Digital Realty Trust, Inc.	9,075	1,289,648
Host Hotels & Resorts, Inc.	96,425	1,040,426
Jones Lang LaSalle, Inc.	11,800	1,220,828
Realty Income Corp.	24,575	1,462,213
		8,777,262

Utilities (6.1%)
American Water Works Co., Inc.	9,300	1,196,538
Consolidated Edison, Inc.	20,775	1,494,346
Eversource Energy	35,900	2,989,393
ONE Gas, Inc.	22,275	1,716,289
		7,396,566

TOTAL COMMON STOCKS (Cost $96,368,155)		119,627,435

Investment Companies (2.0%)

JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.10% (b)	2,435,505	2,435,505
TOTAL INVESTMENT COMPANIES (Cost $2,435,505)		2,435,505

Total Investments (Cost $98,803,660) — 101.0%		122,062,940
Liabilities in excess of other assets — (1.0)%		(1,160,592)
NET ASSETS — 100.0%		$120,902,348

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2020.

PLC	Public Limited Company

See Notes to Financial Statements

15

Financial Statements	Boston Trust Midcap Fund

Statement of Assets and Liabilities
June 30, 2020 (Unaudited)

Assets:
Investments, at fair value (cost $98,803,660)	$122,062,940
Dividends receivable	115,611
Receivable for capital shares issued	75,260
Prepaid expenses	11,913
Total Assets	122,265,724
Liabilities:
Payable for investments purchased	1,147,387
Payable for capital shares redeemed	115,557
Accrued expenses and other liabilities:
Investment adviser	68,362
Administration and accounting	6,810
Chief compliance officer	930
Custodian	2,049
Shareholder servicing fees	11,078
Transfer agent	5,511
Trustee	741
Other	4,951
Total Liabilities	1,363,376
Net Assets	$120,902,348
Composition of Net Assets:
Paid in capital	$101,296,018
Total distributable earnings/(loss)	19,606,330
Net Assets	$120,902,348
Shares outstanding (par value $0.01, unlimited number of shares authorized)	6,948,620
Net Asset Value, Offering Price and Redemption price per share	$17.40

Statement of Operations
For the period ended June 30, 2020 (Unaudited)

Investment Income:
Dividends	$1,111,242
Less: Foreign tax withholding	(538)
Total Investment Income	1,110,704
Expenses:
Investment adviser	473,017
Administration and accounting	41,148
Chief compliance officer	5,446
Custodian	9,928
Shareholder servicing	80,058
Transfer agency	20,894
Trustee	4,844
Interest fees	183
Other	40,328
Total expenses before fee reductions	675,846
Fees contractually reduced by the investment adviser	(45,508)
Net Expenses	630,338
Net Investment Income	480,366
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized (losses) from investment transactions	(4,507,081)
Change in unrealized appreciation/depreciation from investments	(13,811,765)
Net realized/unrealized gains (losses) from investments	(18,318,846)
Change in Net Assets Resulting from Operations	$(17,838,480)

See Notes to Financial Statements

16

Financial Statements	Boston Trust Midcap Fund

Statements of Changes in Net Assets

	For the six months	For the year ended
	ended June 30, 2020	December 31, 2019
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$480,366	$741,000
Net realized gains from investment transactions	(4,507,081)	3,967,963
Change in unrealized appreciation/depreciation from investments	(13,811,765)	20,892,329
Change in Net Assets Resulting from Operations	(17,838,480)	25,601,292
Distributions to shareholders:
Total Distributions	—	(5,145,785)
Change in Net Assets Resulting from distributions to shareholders	—	(5,145,785)
Capital Share Transactions:
Proceeds from shares issued	20,142,853	60,147,066
Dividends reinvested	—	4,094,485
Cost of shares redeemed	(26,706,700)	(14,255,219)
Change in Net Assets Resulting from Capital Share Transactions	(6,563,847)	49,986,332
Change in Net Assets	(24,402,327)	70,441,839
Net Assets:
Beginning of period	145,304,675	74,862,836
End of period	$120,902,348	$145,304,675
Share Transactions:
Issued	1,176,183	3,233,471
Reinvested	—	214,483
Redeemed	(1,660,117)	(759,976)
Change in shares	(483,934)	2,687,978

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements

17

Financial Statements	Boston Trust Midcap Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

	For the six					For the nine
	months		For the year	For the year	For the year	Months		For the year	For the year
	ended		ended	ended	ended	ended		ended	ended
	June 30,		December	December	December	December		March 31,	March 31,
	2020		31, 2019	31, 2018	31, 2017	31, 2016		2016	2015
	(Unaudited)
Net Asset Value, Beginning of Period	$19.55		$15.78	$17.26	$15.34	$15.29		$16.12	$15.03

Investment Activities:
Operations:
Net investment income	0.07		0.10	0.08	0.08	0.12		0.09	0.05
Net realized/unrealized gains (losses) from investments	(2.22)		4.39	(0.62)	2.98	1.01		0.05	1.82
Total from investment activities	(2.15)		4.49	(0.54)	3.06	1.13		0.14	1.87
Dividends:
Net investment income	—		(0.09)	(0.08)	(0.08)	(0.13)		(0.09)	(0.05)
Net realized gains from investments	—		(0.63)	(0.86)	(1.06)	(0.95)		(0.88)	(0.73)
Total dividends	—		(0.72)	(0.94)	(1.14)	(1.08)		(0.97)	(0.78)

Net Asset Value, End of Period	$17.40		$19.55	$15.78	$17.26	$15.34		$15.29	$16.12

Total Return	(11.00	)%(a)	28.59%	(3.36)%	20.01%	7.29	%(a)	1.07%	12.65%

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$120,902		$145,305	$74,863	$61,548	$50,495		$47,941	$47,682
Ratio of net expenses to average net assets	1.00	%(b)	1.00%	0.98%	1.00%	1.00	%(b)	1.00%	1.00%
Ratio of net investment income to average net assets	0.76	%(b)	0.66%	0.54%	0.46%	0.99	%(b)	0.58%	0.34%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets(c)	1.07	%(b)	1.04%	0.98%	0.98%	1.02	%(b)	1.03%	1.02%
Portfolio turnover rate	17.83	%(a)	18.46%	19.34%	23.22%	14.53	%(a)	21.02%	15.76%

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the periods, certain fees were reduced or recouped by the investment adviser. If such fee reductions/recoupments had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements

18

Boston Trust SMID Cap Fund
Schedule of Portfolio Investments	June 30, 2020 (Unaudited)

Security Description	Shares	Fair Value ($)
Common Stocks (98.9%)
Communication Services (1.9%)
Interpublic Group of Cos., Inc.	107,430	1,843,499
Omnicom Group, Inc.	22,500	1,228,500
		3,071,999

Consumer Discretionary (9.0%)
Carter’s, Inc.	16,215	1,308,551
Choice Hotels International, Inc.	14,175	1,118,408
Dorman Products, Inc. (a)	21,820	1,463,467
Dunkin’ Brands Group, Inc.	26,180	1,707,721
Nordstrom, Inc.	57,125	884,866
Service Corporation International	52,275	2,032,975
Texas Roadhouse, Inc.	30,355	1,595,762
Tractor Supply Co.	15,655	2,063,172
Williams Sonoma, Inc.	28,875	2,368,039
		14,542,961

Consumer Staples (3.8%)
Flowers Foods, Inc.	104,160	2,329,017
Lancaster Colony Corp.	12,305	1,907,152
The JM Smucker Co.	17,770	1,880,244
		6,116,413

Energy (1.1%)
Dril-Quip, Inc. (a)	27,685	824,736
Helmerich & Payne, Inc.	45,820	893,948
		1,718,684

Financials (13.5%)
American Financial Group, Inc.	19,450	1,234,297
Brown & Brown, Inc.	39,690	1,617,764
CBOE Global Markets, Inc.	15,265	1,423,919
Cohen & Steers, Inc.	20,040	1,363,722
Commerce Bancshares, Inc.	19,425	1,155,205
East West Bancorp, Inc.	41,960	1,520,630
Eaton Vance Corp.	50,595	1,952,967
FactSet Research Systems, Inc.	8,210	2,696,739
First Hawaiian, Inc.	44,540	767,870
SEI Investments Co.	46,510	2,557,120
Signature Bank	18,750	2,004,750
SVB Financial Group (a)	10,515	2,266,297
UMB Financial Corp.	24,590	1,267,615
		21,828,895

Health Care (18.3%)
Charles River Laboratories International, Inc. (a)	14,375	2,506,281
Chemed Corp.	6,165	2,780,847
Dentsply Sirona, Inc.	51,885	2,286,053
Henry Schein, Inc. (a)	27,485	1,604,849
Hill-Rom Holdings, Inc.	23,210	2,547,994
Masimo Corp. (a)	10,415	2,374,516
Medpace Holdings, Inc. (a)	24,125	2,244,108
PerkinElmer, Inc.	27,885	2,735,239
Steris PLC	20,340	3,120,971
The Cooper Companies., Inc.	9,235	2,619,415
Varian Medical Systems, Inc. (a)	22,320	2,734,646
Waters Corp. (a)	11,905	2,147,662
		29,702,581

Industrials (15.8%)
AO Smith Corp.	45,920	2,163,750
Applied Industrial Technologies, Inc.	30,155	1,881,370
C.H. Robinson Worldwide, Inc.	17,970	1,420,708
Donaldson Co., Inc.	52,275	2,431,833
Expeditors International of Washington, Inc.	32,035	2,435,942
Hubbell, Inc.	21,520	2,697,747
IDEX Corp.	13,685	2,162,777
Lincoln Electric Holdings, Inc.	21,420	1,804,421
Masco Corp.	43,050	2,161,541
Nordson Corp.	8,440	1,601,152
Sensata Technologies Holding PLC (a)	32,735	1,218,724
The Middleby Corp. (a)	15,755	1,243,700
UniFirst Corp.	13,385	2,395,246
		25,618,911

Information Technology (17.0%)
Akamai Technologies, Inc. (a)	22,465	2,405,777
Amdocs Ltd.	19,450	1,184,116
Aspen Technology, Inc. (a)	24,100	2,497,001
CDK Global, Inc.	35,005	1,449,907
Citrix Systems, Inc.	14,175	2,096,624
Coherent, Inc. (a)	9,815	1,285,569
Dolby Laboratories, Inc., Class A	24,190	1,593,395
F5 Networks, Inc. (a)	15,175	2,116,609
IPG Photonics Corp. (a)	17,670	2,834,092
Jack Henry & Associates, Inc.	10,815	1,990,284
Juniper Networks, Inc.	69,055	1,578,597
Manhattan Associates, Inc. (a)	29,465	2,775,604
NetApp, Inc.	38,500	1,708,245
Progress Software Corp.	51,185	1,983,419
		27,499,239

Materials (6.0%)
AptarGroup, Inc.	20,730	2,321,345
Avery Dennison Corp.	19,750	2,253,278
Packaging Corporation of America	21,920	2,187,616
RPM International, Inc.	38,500	2,889,810
		9,652,049

Real Estate (8.4%)
Camden Property Trust	21,620	1,972,176
CoreSite Realty Corp.	20,440	2,474,466
CubeSmart	43,050	1,161,920
Cyrusone, Inc.	16,480	1,198,920
Highwoods Properties, Inc.	38,200	1,426,006
Host Hotels & Resorts, Inc.	127,070	1,371,085
Jones Lang LaSalle, Inc.	14,575	1,507,930
Lamar Advertising Co., Class A	23,800	1,588,888
STAG Industrial, Inc.	31,255	916,397
		13,617,788

Utilities (4.1%)
Atmos Energy Corp.	27,085	2,697,124
New Jersey Resources Corp.	44,340	1,447,701
ONE Gas, Inc.	31,480	2,425,534
		6,570,359

TOTAL COMMON STOCKS (Cost $150,295,242)		159,939,879

Investment Companies (0.3%)

JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.10% (b)	417,106	417,106
TOTAL INVESTMENT COMPANIES (Cost $417,106)		417,106

Total Investments (Cost $150,712,348) — 99.2%		160,356,985
Other assets in excess of liabilities — 0.8%		1,360,594
NET ASSETS — 100.0%		$161,717,579

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day yield as of June 30, 2020.

PLC	Public Limited Company

See Notes to Financial Statements

19

Financial Statements	Boston Trust SMID Cap Fund

Statement of Assets and Liabilities

June 30, 2020 (Unaudited)

Assets:
Investments, at fair value (cost $150,712,348)	$160,356,985
Dividends receivable	131,087
Receivable for investments sold	1,525,644
Receivable for capital shares issued	160,465
Prepaid expenses	5,986
Total Assets	162,180,167
Liabilities:
Payable for investments purchased	367,376
Accrued expenses and other liabilities:
Investment adviser	82,349
Administration and accounting	4,890
Chief compliance officer	486
Custodian	702
Transfer agent	3,908
Trustee	387
Other	2,490
Total Liabilities	462,588
Net Assets	$161,717,579
Composition of Net Assets:
Paid in capital	$156,281,722
Total distributable earnings/(loss)	5,435,857
Net Assets	$161,717,579
Shares outstanding (par value $0.01, unlimited number of shares authorized)	10,292,036
Net Asset Value, Offering Price and Redemption price per share	$15.71

Statement of Operations

For the period ended June 30, 2020 (Unaudited)

Investment Income:
Dividends	$1,101,650
Total Investment Income	1,101,650
Expenses:
Investment adviser	468,090
Administration and accounting	35,835
Chief compliance officer	4,539
Custodian	6,644
Transfer agency	16,231
Trustee	4,047
Interest fees	152
Other	32,783
Total expenses before fee reductions	568,321
Fees contractually reduced by the investment adviser	(100,355)
Net Expenses	467,966
Net Investment Income	633,684
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized (losses) from investment transactions	(4,897,204)
Change in unrealized appreciation/depreciation from investments	(6,729,414)
Net realized/unrealized gains (losses) from investments	(11,626,618)
Change in Net Assets Resulting from Operations	$(10,992,934)

See Notes to Financial Statements

20

Financial Statements	Boston Trust SMID Cap Fund

Statements of Changes in Net Assets

	For the six months	For the year ended
	ended June 30, 2020	December 31, 2019
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$633,684	$743,711
Net realized gains from investment transactions	(4,897,204)	2,407,151
Change in unrealized appreciation/depreciation from investments	(6,729,414)	16,700,103
Change in Net Assets Resulting from Operations	(10,992,934)	19,850,965
Distributions to shareholders:
Total Distributions	—	(3,234,772)
Change in Net Assets Resulting from distributions to shareholders	—	(3,234,772)
Capital Share Transactions:
Proceeds from shares issued	56,375,547	43,659,409
Dividends reinvested	—	3,166,407
Cost of shares redeemed	(10,040,723)	(11,365,725)
Change in Net Assets Resulting from Capital Share Transactions	46,334,824	35,460,091
Change in Net Assets	35,341,890	52,076,284
Net Assets:
Beginning of period	126,375,689	74,299,405
End of period	$161,717,579	$126,375,689
Share Transactions:
Issued	3,900,109	2,472,566
Reinvested	—	181,041
Redeemed	(667,270)	(672,234)
Change in shares	3,232,839	1,981,373

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements

21

Financial Statements	Boston Trust SMID Cap Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

	For the six					For the nine
	months		For the year	For the year	For the year	months		For the year		For the year
	ended		ended	ended	ended	ended		ended		ended
	June 30,		December	December	December	December		March 31,		March 31,
	2020		31, 2019	31, 2018	31, 2017	31, 2016		2016		2015
	(Unaudited)
Net Asset Value, Beginning of Period	$17.90		$14.63	$15.79	$13.48	$12.49		$13.72		$13.49

Investment Activities:
Operations:
Net investment income	0.06		0.14	0.11	0.07	0.13		0.06		0.01
Net realized/unrealized gains (losses) from investments	(2.25)		3.76	(0.98)	2.41	1.72		(0.41)		0.97
Total from investment activities	(2.19)		3.90	(0.87)	2.48	1.85		(0.35)		0.98
Dividends:
Net investment income	—		(0.12)	(0.12)	(0.08)	(0.15)		(0.04)		—
Net realized gains from investments	—		(0.51)	(0.17)	(0.09)	(0.71)		(0.84)		(0.75)
Total dividends	—		(0.63)	(0.29)	(0.17)	(0.86)		(0.88)		(0.75)

Net Asset Value, End of Period	$15.71		$17.90	$14.63	$15.79	$13.48		$12.49		$13.72

Total Return	(12.23	)%(a)	26.74%	(5.62)%	18.39%	14.67	%(a)	(2.34)%		7.69%

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$161,718		$126,376	$74,299	$56,443	$6,510		$5,589		$5,386
Ratio of net expenses to average net assets	0.75	%(b)	0.75%	0.75%	0.75%	0.75	%(b)	0.79	%(c)	1.00%
Ratio of net investment income to average net assets	1.02	%(b)	0.85%	0.77%	0.85%	1.31	%(b)	0.49%		0.09%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets(d)	0.91	%(b)	0.95%	0.98%	1.04%	1.61	%(b)	1.73%		1.73%
Portfolio turnover rate	19.16	%(a)	24.08%	14.98%	37.44%	22.69	%(a)	50.15%		33.07%

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	The net expense ratio shown for the period presented represents the blended ratio of the current expense limit in effect as of June 1, 2015 and the higher expense limit in effect prior to that date.

(d)	During the periods, certain fees were reduced. If such fee reduction had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements

22

Schedule of Portfolio Investments	Boston Trust Walden Small Cap Fund
June 30, 2020 (Unaudited)

Security Description	Shares	Fair Value ($)
Common Stocks (98.1%)
Consumer Discretionary (9.7%)
Carter’s, Inc.	59,570	4,807,299
Choice Hotels International, Inc.	85,640	6,756,996
Dorman Products, Inc. (a)	61,280	4,110,050
Dunkin’ Brands Group, Inc.	109,510	7,143,337
Monro, Inc.	78,545	4,315,262
Nordstrom, Inc.	168,780	2,614,402
Texas Roadhouse, Inc.	130,600	6,865,642
Williams Sonoma, Inc.	74,960	6,147,470
		42,760,458

Consumer Staples (4.5%)
Flowers Foods, Inc.	341,580	7,637,729
Lancaster Colony Corp.	48,285	7,483,692
Tootsie Roll Industries, Inc.	136,630	4,682,310
		19,803,731

Energy (1.2%)
Dril-Quip, Inc. (a)	97,370	2,900,652
Helmerich & Payne, Inc.	129,600	2,528,496
		5,429,148

Financials (14.5%)
1st Source Corp.	78,360	2,788,049
Bank of Hawaii Corp.	46,495	2,855,258
Bank of Marin Bancorp	31,645	1,054,728
Bridge Bancorp, Inc.	58,600	1,338,424
Bryn Mawr Bank Corp.	71,550	1,979,073
Camden National Corp.	57,485	1,985,532
Cathay General Bancorp	139,605	3,671,612
Cohen & Steers, Inc.	84,485	5,749,204
CVB Financial Corp.	195,900	3,671,166
Eaton Vance Corp.	166,590	6,430,375
First Hawaiian, Inc.	170,060	2,931,834
German American Bancorp	58,380	1,815,618
Green Dot Corp., Class A (a)	73,340	3,599,527
Independent Bank Corp.	40,525	2,718,822
Lakeland Financial Corp.	118,415	5,516,954
Morningstar, Inc.	43,390	6,116,688
Tompkins Financial Corp.	51,630	3,344,075
UMB Financial Corp.	80,935	4,172,199
Washington Trust Bancorp, Inc.	70,330	2,303,308
		64,042,446

Health Care (19.0%)
Anika Therapeutics, Inc. (a)	99,680	3,760,926
Atrion Corp.	7,040	4,484,550
Bruker Corp.	163,750	6,661,350
Cantel Medical Corp.	151,700	6,709,692
Chemed Corp.	4,595	2,072,667
CorVel Corp. (a)	92,420	6,551,654
Ensign Group, Inc.	87,965	3,681,335
Globus Medical, Inc., Class A (a)	137,220	6,546,766
Haemonetics Corp. (a)	64,300	5,758,708
Hill-Rom Holdings, Inc.	78,520	8,619,927
HMS Holdings Corp. (a)	173,800	5,629,382
ICU Medical, Inc. (a)	23,555	4,341,422
Medpace Holdings, Inc. (a)	70,705	6,576,979
Premier, Inc. (a)	137,220	4,703,902
U.S. Physical Therapy, Inc.	87,995	7,129,354
		83,228,614

Industrials (18.0%)
Applied Industrial Technologies, Inc.	114,860	7,166,115
Donaldson Co., Inc.	163,750	7,617,649
Douglas Dynamics, Inc.	89,100	3,129,192
Forward Air Corp.	98,950	4,929,689
Franklin Electric Co., Inc.	143,075	7,514,298
Insperity, Inc.	33,750	2,184,638
Kadant, Inc.	42,195	4,205,154
Landstar System, Inc.	65,670	7,375,398
Lincoln Electric Holdings, Inc.	85,640	7,214,314
Tennant Co.	69,170	4,496,742
The Middleby Corp. (a)	58,600	4,625,884
UniFirst Corp.	48,035	8,595,863
Valmont Industries, Inc.	39,230	4,457,313
Watts Water Technologies, Inc., Class A	72,330	5,858,730
		79,370,979

Information Technology (15.8%)
Badger Meter, Inc.	91,420	5,752,146
Coherent, Inc. (a)	40,525	5,307,965
CSG Systems International, Inc.	175,810	7,276,776
ExlService Holdings, Inc. (a)	80,935	5,131,279
InterDigital, Inc.	73,340	4,153,245
Manhattan Associates, Inc. (a)	104,365	9,831,183
NETGEAR, Inc. (a)	118,415	3,065,764
NIC, Inc.	365,690	8,396,242
Power Integrations, Inc.	82,110	9,699,654
Progress Software Corp.	179,830	6,968,413
Teradata Corp. (a)	200,930	4,179,344
		69,762,011

Materials (4.1%)
Minerals Technologies, Inc.	122,570	5,752,210
Sensient Technologies Corp.	107,500	5,607,200
Silgan Holdings, Inc.	209,435	6,783,600
		18,143,010

Real Estate (5.6%)
CoreSite Realty Corp.	70,390	8,521,414
CubeSmart	152,710	4,121,643
Highwoods Properties, Inc.	169,780	6,337,887
STAG Industrial, Inc.	199,770	5,857,256
		24,838,200

Utilities (5.7%)
Chesapeake Utilities Corp.	68,040	5,715,360
Hawaiian Electric Industries, Inc.	92,420	3,332,665
New Jersey Resources Corp.	205,950	6,724,267
ONE Gas, Inc.	80,935	6,236,042
Unitil Corp.	64,540	2,892,683
		24,901,017

TOTAL COMMON STOCKS (Cost $398,705,566)		432,279,614

Investment Companies (2.3%)

JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.10% (b)	10,308,465	10,308,465
TOTAL INVESTMENT COMPANIES (Cost $10,308,465)		10,308,465

Total Investments (Cost $409,014,031) — 100.4%		442,588,079
Liabilities in excess of other assets — (0.4)%		(1,964,044)
NET ASSETS — 100.0%		$440,624,035

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day yield as of June 30, 2020.

See Notes to Financial Statements

23

Financial Statements	Boston Trust Walden Small Cap Fund

Statement of Assets and Liabilities

June 30, 2020 (Unaudited)

Assets:
Investments, at fair value (cost $409,014,031)	$442,588,079
Dividends receivable	406,267
Receivable for capital shares issued	1,429,718
Prepaid expenses	13,684
Total Assets	444,437,748
Liabilities:
Payable for investments purchased	3,087,982
Payable for capital shares redeemed	371,522
Accrued expenses and other liabilities:
Investment adviser	267,678
Administration and accounting	19,850
Chief compliance officer	2,473
Custodian	3,876
Shareholder servicing fees	39,122
Transfer agent	6,467
Trustee	1,972
Other	12,771
Total Liabilities	3,813,713
Net Assets	$440,624,035
Composition of Net Assets:
Paid in capital	$404,589,249
Total distributable earnings/(loss)	36,034,786
Net Assets	$440,624,035
Shares outstanding (par value $0.01, unlimited number of shares authorized)	36,313,001
Net Asset Value, Offering Price and Redemption price per share	$12.13

Statement of Operations

For the period ended June 30, 2020 (Unaudited)

Investment Income:
Dividends	$2,788,657
Total Investment Income	2,788,657
Expenses:
Investment adviser	1,140,452
Administration and accounting	94,272
Chief compliance officer	12,285
Custodian	19,059
Shareholder servicing	235,452
Transfer agency	25,129
Trustee	10,527
Other	73,061
Total expenses before fee reductions	1,610,237
Fees contractually reduced by the investment adviser	(90,207)
Net Expenses	1,520,030
Net Investment Income	1,268,627
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions(a)	3,929,043
Change in unrealized appreciation/depreciation from investments	(13,544,566)
Net realized/unrealized gains (losses) from investments	(9,615,523)
Change in Net Assets Resulting from Operations	$(8,346,896)

(a)	Includes Class Action related litigation Gains of $249,154.

See Notes to Financial Statements

24

Financial Statements	Boston Trust Walden Small Cap Fund

Statements of Changes in Net Assets

	For the six months	For the year ended
	ended June 30, 2020	December 31, 2019
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$1,268,627	$1,407,401
Net realized gains from investment transactions	3,929,043	55,008,647
Change in unrealized appreciation/depreciation from investments	(13,544,566)	9,542,517
Change in Net Assets Resulting from Operations	(8,346,896)	65,958,565
Distributions to shareholders:
Total Distributions	(4,395,601)	(15,569,783)
Change in Net Assets Resulting from distributions to shareholders	(4,395,601)	(15,569,783)
Capital Share Transactions:
Proceeds from shares issued	149,094,498	80,119,024
Proceeds from shares issued in merger(a)	103,030,710	—
Dividends reinvested	4,112,248	14,461,506
Cost of shares redeemed	(38,339,723)	(31,775,419)
Cost of in-kind shares redeemed(b)	—	(119,901,316)
Change in Net Assets Resulting from Capital Share Transactions	217,897,733	(57,096,205)
Change in Net Assets	205,155,236	(6,707,423)
Net Assets:
Beginning of period	235,468,799	242,176,222
End of period	$440,624,035	$235,468,799
Share Transactions:
Issued	12,703,998	5,601,029
Shares issued in merger(a)	10,376,826	—
Reinvested	387,217	1,010,587
Redeemed	(3,258,759)	(2,272,358)
Redeemed in-kind(b)	—	(8,413,292)
Change in shares	20,209,282	(4,074,034)

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	See Note 7 in Notes to Financial Statements.
(b)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

25

Financial Statements	Boston Trust Walden Small Cap Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

	For the six						For the nine
	months		For the year		For the year	For the year	months		For the year	For the year
	ended		ended		ended	ended	ended		ended	ended
	June 30,		December		December	December	December		March 31,	March 31,
	2020		31, 2019		31, 2018	31, 2017	31, 2016		2016	2015
	(Unaudited)
Net Asset Value, Beginning of Period	$14.62		$12.00		$14.73	$14.33	$12.74		$15.20	$15.73

Investment Activities:
Operations:
Net investment income	0.05		0.09		0.07	0.07	0.12		0.06	0.03
Net realized/unrealized gains (losses) from investments	(2.30)		3.47		(0.86)	1.67	1.92		(0.25)	0.51
Total from investment activities	(2.25)		3.56		(0.79)	1.74	2.04		(0.19)	0.54
Dividends:
Net investment income	(0.02)		(0.06)		(0.07)	(0.08)	(0.14)		(0.06)	(0.01)
Net realized gains from investments	(0.22)		(0.88)		(1.87)	(1.26)	(0.31)		(2.21)	(1.06)
Total dividends	(0.24)		(0.94)		(1.94)	(1.34)	(0.45)		(2.27)	(1.07)

Net Asset Value, End of Period	$12.13		$14.62		$12.00	$14.73	$14.33		$12.74	$15.20

Total Return	(15.14	)%(a)	29.88%		(6.00)%	12.26%	15.94	%(a)	(0.52)%	3.81%

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$440,624		$235,469		$242,176	$366,113	$327,593		$338,656	$439,681
Ratio of net expenses to average net assets	1.00	%(b)	1.00%		1.00%	1.00%	1.00	%(b)	1.00%	1.00%
Ratio of net investment income to average net assets	0.83	%(b)	0.58%		0.39%	0.46%	1.21	%(b)	0.44%	0.17%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets(c)	1.06	%(b)	1.07%		1.09%	1.02%	1.06	%(b)	1.08%	1.05%
Portfolio turnover rate	18.78	%(a)	23.23	%(d)	24.60%	23.78%	51.92	%(a)	37.42%	28.62%

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	During the periods, certain fees were reduced or recouped by the investment adviser. If such fee reductions/recoupments had not occurred, the ratio would have been as indicated.

(d)	Excludes impact of in-kind transactions.

See Notes to Financial Statements

26

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27

Read our 2019 Annual ESG Impact Report online

We invite you to read our Annual ESG Impact Report online, which provides an in-depth view of the ways in which Boston Trust Walden Company promotes business sustainability and achieves impact on behalf of clients.

The report can be found at: www.bostontrustwalden.com/insights/annual-esg-impact-report-2019/

Included in this report:

• Firm overview

• Principles for Responsible Investment

• ESG research and integration

• Company engagement

• Proxy voting

• Public policy advocacy

• Thought leadership

• Firmwide ESG performance

28

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Investment Performance (Unaudited)	Walden Balanced Fund

Walden Equity Fund

June 30, 2020

	For the periods ended 6/30/20
	Aggregate	Average Annual Total Returns
								Since
	Six							Inception
	Months	1 Year	3 years	5 Years	10 Years	15 Years	20 Years	(6/18/99)
Walden Balanced Fund[1]	-5.44%	2.86%	7.35%	7.62%	9.11%	6.43%	5.39%	5.48%
Walden Equity Fund[1]	-7.97%	2.60%	9.66%	9.98%	12.06%	8.22%	6.63%	6.53%
S&P 500 Index	-3.08%	7.51%	10.73%	10.73%	13.99%	8.83%	5.91%	6.08%
Bloomberg Barclays U.S. Government/Credit Bond Index	7.21%	10.02%	5.87%	4.74%	4.13%	4.50%	5.30%	5.26%
FTSE 3 Month US T-Bill Index	0.52%	1.56%	1.72%	1.15%	0.61%	1.28%	1.58%	1.77%

Hypothetical Growth of a $100,000 Investment

The above charts represent a 10-year hypothetical $100,000 investment in the Walden Balanced Fund and Walden Equity Fund, and includes the reinvestment of dividends and capital gains in the Funds. The returns shown on the table and the graphs do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Walden Balanced Fund is measured against a combination of equity and fixed income indices. The Walden Equity Fund is measured against the Standard & Poor’s 500 Index (“S&P 500”), which is widely regarded as a gauge of the U.S. equities market. This index includes 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 focuses on the large-cap segment of the market, with approximately 75% coverage of U.S. equities, it is also also widely viewed as a proxy for the total market. The Bloomberg Barclays U.S. Government/Credit Bond Index includes Treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year), government-related issues (i.e., agency, sovereign, supranational, and local authority debt), and USD Corporates. The Bloomberg Barclays U.S. Government/Credit Bond Index is a component of the Bloomberg Barclays U.S. Aggregate Bond Index. The FTSE 3 Month US T-Bill Index reflects monthly return equivalents of yield averages that are not marked to the market. The index is an average of the last three-month treasury bill issues. The three-month treasury bills are the short-term debt obligations of the U.S. Government. The indexes are unmanaged and their performance does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Funds’ performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Walden Balanced Fund

Fund Net Asset Value:	$19.63
Gross Expense Ratio[1]:	1.02%

Walden Equity Fund

Fund Net Asset Value:	$24.36
Gross Expense Ratio[1]:	1.07%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

[1]	The Gross Expense Ratio is from each Fund’s most recent prospectus, dated May 1, 2020. The contractual fee limit under each Fund’s expense limitation agreement is 1.00% of each Fund’s average annual net assets, subject to certain limitations as described in each Fund’s prospectus. Please see each Fund’s most recent prospectus for details. Additional information pertaining to each Fund’s expense ratio as of June 30, 2020 can be found in the financial highlights included in this report. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through May 1, 2021 and may be renewed thereafter.

Investment Performance (Unaudited)	Walden Midcap Fund

June 30, 2020

	For the periods ended 6/30/20
	Aggregate	Average Annual Total Returns
					Since
	Six				Inception
	Months	1 Year	3 Years	5 Years	(8/1/11)
Walden Midcap Fund[1]	-10.90%	-4.45%	6.79%	7.51%	9.80%
Russell Midcap® Index	-9.13%	-2.24%	5.79%	6.76%	10.42%

Hypothetical Growth of a $100,000 Investment

The above chart represents a hypothetical $100,000 investment in the Walden Midcap Fund from August 1, 2011 to June 30, 2020, and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Walden Midcap Fund is measured against the Russell Midcap® Index, which is an unmanaged index that tracks the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market capitalization and current index membership. The Russell Midcap® Index represents approximately 31% of the total market capitalization of the Russell 1000 companies. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Fund Net Asset Value:	$16.67
Gross Expense Ratio[1]:	1.00%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Returns less than one year are not annualized. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

[1]	The Gross Expense Ratio is from the Fund’s most recent prospectus, dated May 1, 2020. Additional information pertaining to the Fund’s expense ratio as of June 30, 2020 can be found in the financial highlights included in this report. The investment performance reflects fee reductions in prior years. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through May 1, 2021 and may be renewed thereafter.

Investment Performance (Unaudited)	Walden SMID Cap Fund

June 30, 2020

	For the periods ended 6/30/20
	Aggregate	Average Annual Total Returns
					Since
	Six				Inception
	Months	1 Year	3 Years	5 Years	(6/28/12)
Walden SMID Cap Fund[1]	-11.33%	-5.85%	4.85%	6.84%	10.08%
Russell 2500™ Index	-11.05%	-4.70%	4.08%	5.41%	10.58%

Hypothetical Growth of a $100,000 Investment

The above chart represents a hypothetical $100,000 investment in the Walden SMID Cap Fund from June 28, 2012 to June 30, 2020, and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Walden SMID Cap Fund is measured against the Russell 2500™ Index, which is an unmanaged index that tracks the performance of the small- to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500™ is a subset of the Russell 3000® Index. It includes approximately 2500 of the smallest securities based on a combination of their market cap and current index membership. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Fund Net Asset Value:	$16.05
Gross Expense Ratio[1]:	1.07%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

[1]	The Gross Expense Ratio is from the Fund’s most recent prospectus, dated May 1, 2020. The contractual fee limit under the Fund’s expense limitation agreement is 1.00% of the Fund’s average annual net assets, subject to certain limitations as described in the Fund’s prospectus. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of June 30, 2020 can be found in the financial highlights included in this report. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through May 1, 2021 and may be renewed thereafter.

Investment Performance (Unaudited)	Walden International Equity Fund

June 30, 2020

	For the periods ended 6/30/20
	Aggregate	Average Annual Total Returns
					Since
	Six				Inception
	Months	1 Year	3 Years	5 Years	(6/9/15)
Walden International Equity Fund[1]	-8.45%	-2.26%	1.90%	2.79%	2.55%
MSCI World ex-USA Index (net)	-11.49%	-5.42%	0.84%	2.01%	1.79%
FTSE All-World Developed ex-US Index	-10.78%	-4.22%	1.35%	2.78%	2.58%

Hypothetical Growth of a $1,000,000 Investment

The above chart represents a hypothetical $1,000,000 investment in the Walden International Equity Fund from June 9, 2015 to June 30, 2020, and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Walden International Equity Fund is measured against the MSCI World ex-USA Index (net) and the FTSE All-World Developed ex-US Index. The MSCI World ex-USA Index captures large- and mid-cap representation of developed markets countries, excluding the United States and reflects deduction for withholding taxes. The FTSE All-World ex US Index comprises large- and mid-cap stocks providing coverage of developed and emerging markets excluding the U.S. The index is derived from the FTSE Global Equity Index Series (GEIS), which covers 98% of the world’s investable market capitalization. These indices are unmanaged and the performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Fund Net Asset Value:	$10.62
Gross Expense Ratio[1]:	1.04%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

[1]	The Gross Expense Ratio is from the Fund’s most recent prospectus, dated May 1, 2020. Additional information pertaining to the Fund’s expense ratio as of June 30, 2020 can be found in the financial highlights included in this report. The investment performance reflects fee reductions in prior years. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through May 1, 2021 and may be renewed thereafter.

Schedule of Portfolio Investments	Walden Balanced Fund

June 30, 2020 (Unaudited)

Security Description	Shares	Fair Value ($)
Common Stocks (60.2%)
Communication Services (6.1%)
Alphabet, Inc., Class A (a)	1,000	1,418,050
Alphabet, Inc., Class C (a)	2,450	3,463,344
Charter Communications, Inc., Class A (a)	2,445	1,247,048
Comcast Corp., Class A	26,000	1,013,480
The Walt Disney Co.	8,000	892,080
Verizon Communications, Inc.	32,500	1,791,725
		9,825,727

Consumer Discretionary (5.2%)
AutoZone, Inc. (a)	800	902,496
Dollar General Corp.	7,000	1,333,570
McDonald’s Corp.	5,000	922,350
NIKE, Inc., Class B	18,000	1,764,900
Ross Stores, Inc.	13,000	1,108,120
Starbucks Corp.	18,000	1,324,620
The Home Depot, Inc.	4,000	1,002,040
		8,358,096

Consumer Staples (5.0%)
Church & Dwight Co., Inc.	9,000	695,700
Colgate-Palmolive Co.	15,000	1,098,900
Costco Wholesale Corp.	6,500	1,970,865
Estee Lauder Cos., Inc., Class A	6,000	1,132,080
PepsiCo, Inc.	12,000	1,587,120
The Clorox Co.	3,000	658,110
The Hershey Co.	6,500	842,530
		7,985,305

Energy (1.2%)
ConocoPhillips	46,500	1,953,930
		1,953,930

Financials (6.5%)
American Express Co.	11,000	1,047,200
Chubb Ltd.	6,500	823,030
Cincinnati Financial Corp.	13,500	864,405
Commerce Bancshares, Inc.	14,000	832,580
JPMorgan Chase & Co.	20,000	1,881,200
M&T Bank Corp.	4,000	415,880
Northern Trust Corp.	12,000	952,080
PNC Financial Services Group, Inc.	11,500	1,209,915
T. Rowe Price Group, Inc.	10,000	1,235,000
U.S. Bancorp	30,000	1,104,600
		10,365,890

Health Care (9.8%)
Becton, Dickinson & Co.	7,250	1,734,707
Cerner Corp.	8,000	548,400
Danaher Corp.	7,000	1,237,810
Intuitive Surgical, Inc. (a)	1,700	968,711
Johnson & Johnson, Inc.	8,250	1,160,198
Medtronic PLC	13,000	1,192,100
Merck & Co., Inc.	15,000	1,159,950
Mettler-Toledo International, Inc. (a)	1,600	1,288,880
Stryker Corp.	9,250	1,666,757
The Cooper Companies., Inc.	2,600	737,464
UnitedHealth Group, Inc.	6,750	1,990,913
Varian Medical Systems, Inc. (a)	7,000	857,640
Waters Corp. (a)	5,500	992,200
		15,535,730

	Shares or
	Principal
	Amount ($)
Industrials (6.9%)
3M Co.	8,500	1,325,915
Cummins, Inc.	5,500	952,930
Deere & Co.	6,500	1,021,475
Donaldson Co., Inc.	20,000	930,400
Emerson Electric Co.	6,000	372,180
Hubbell, Inc.	9,500	1,190,920
Illinois Tool Works, Inc.	7,500	1,311,375
Lincoln Electric Holdings, Inc.	5,000	421,200
Union Pacific Corp.	9,500	1,606,165
United Parcel Service, Inc., Class B	9,500	1,056,210
W.W. Grainger, Inc.	3,000	942,480
		11,131,250

Information Technology (15.7%)
Accenture PLC, Class A	12,000	2,576,640
Analog Devices, Inc.	7,000	858,480
Apple, Inc.	16,500	6,019,200
Automatic Data Processing, Inc.	13,000	1,935,570
Cisco Systems, Inc.	32,000	1,492,480
Intel Corp.	17,000	1,017,110
Microsoft Corp.	29,000	5,901,790
Oracle Corp.	37,000	2,044,990
TE Connectivity Ltd.	9,000	733,950
Visa, Inc., Class A	12,500	2,414,625
		24,994,835

Materials (2.0%)
Air Products & Chemicals, Inc.	5,000	1,207,300
AptarGroup, Inc.	10,500	1,175,790
PPG Industries, Inc.	8,000	848,480
		3,231,570

Utilities (1.8%)
Consolidated Edison, Inc.	15,000	1,078,950
Eversource Energy	22,000	1,831,940
		2,910,890

TOTAL COMMON STOCKS (Cost $49,163,071)		96,293,223

Certificate of Deposit (0.1%)

Certificate of Deposit (0.1%)
Self-Help Federal Credit Union, 1.90%, 12/20/21 (b)	200,000	205,111
TOTAL CERTIFICATE OF DEPOSIT (Cost $200,000)		205,111

Corporate Bonds (4.6%)

Communication Services (0.4%)
Comcast Corp., 3.30%, 4/1/27, Callable 2/1/27 @ 100	250,000	280,954
Comcast Corp., 3.95%, 10/15/25, Callable 8/15/25 @ 100	250,000	286,689
		567,643

Consumer Discretionary (0.4%)
NIKE, Inc., 2.75%, 3/27/27, Callable 1/27/27 @ 100	200,000	220,513
Starbucks Corp., 2.45%, 6/15/26, Callable 3/15/26 @ 100	350,000	373,787
		594,300

Financials (1.2%)
American Express Co., 2.65%, 12/2/22	287,000	300,708
John Deere Capital Corp., 2.80%, 7/18/29	350,000	388,971
John Deere Capital Corp., 2.95%, 4/1/22, MTN	150,000	156,583
JPMorgan Chase & Co., 2.95%, 10/1/26, Callable 7/1/26 @ 100	500,000	549,608
KFW, 1.88%, 11/30/20	250,000	251,726
The Toronto-Dominion Bank, 3.50%, 7/19/23, MTN	350,000	382,875
		2,030,471

Health Care (0.7%)
Abbott Laboratories, 2.95%, 3/15/25, Callable 12/15/24 @ 100	100,000	110,027
Healthcare Corp., 1.15%, 6/15/25, Callable 5/15/25 @ 100	100,000	100,636

See Notes to Financial Statements

Schedule of Portfolio Investments (cont.)	Walden Balanced Fund

June 30, 2020 (Unaudited)

	Shares or
	Principal
Security Description	Amount ($)	Fair Value ($)
Corporate Bonds, Continued
Health Care, continued
Kaiser Foundation Hospitals, 3.15%, 5/1/27, Callable 2/1/27 @ 100	250,000	278,094
Merck & Co., Inc., 3.88%, 1/15/21, Callable 10/15/20 @ 100	150,000	151,547
Pfizer, Inc., 3.40%, 5/15/24	100,000	110,899
Stryker Corp., 3.50%, 3/15/26, Callable 12/15/25 @ 100	300,000	337,633
		1,088,836

Industrials (0.7%)
3M Co., 3.00%, 8/7/25	250,000	277,005
Emerson Electric Co., 2.63%, 2/15/23, Callable 11/15/22 @ 100	200,000	209,905
Hubbell, Inc., 3.35%, 3/1/26, Callable 12/1/25 @ 100	145,000	155,696
Hubbell, Inc., 3.50%, 2/15/28, Callable 11/15/27 @ 100	150,000	158,081
Hubbell, Inc., 3.63%, 11/15/22	75,000	78,300
United Parcel Service, Inc., 2.40%, 11/15/26, Callable 8/15/26 @ 100	200,000	218,053
		1,097,040

Information Technology (1.1%)
Apple, Inc., 2.20%, 9/11/29, Callable 6/11/29 @ 100	350,000	375,347
Apple, Inc., 2.85%, 2/23/23, Callable 12/23/22 @ 100	150,000	159,348
Apple, Inc., 3.00%, 6/20/27, Callable 3/20/27 @ 100	200,000	224,100
Mastercard, Inc., 2.95%, 11/21/26, Callable 8/21/26 @ 100	100,000	112,575
Mastercard, Inc., 3.30%, 3/26/27, Callable 1/26/27 @ 100	150,000	170,143
Oracle Corp., 2.50%, 4/1/25, Callable 3/1/25 @ 100	200,000	214,441
Oracle Corp., 3.40%, 7/8/24, Callable 4/8/24 @ 100	300,000	328,610
Visa, Inc., 3.15%, 12/14/25, Callable 9/14/25 @ 100	275,000	306,558
		1,891,122

Utilities (0.1%)
Midamerican Energy Co., 3.10%, 5/1/27, Callable 2/1/27 @ 100	200,000	225,001
TOTAL CORPORATE BONDS (Cost $7,058,254)		7,494,413

Municipal Bonds (2.1%)

Massachusetts (1.8%):
Commonwealth of Massachusetts, GO, Series D, 3.00%, 5/1/35, Callable 5/1/29 @ 100 (b)	1,150,000	1,258,008
Commonwealth of Massachusetts, GO, Series D, 3.00%, 5/1/36, Callable 5/1/29 @ 100 (b)	1,500,000	1,634,880
		2,892,888

New York (0.1%):
New York State Environmental Facilities Corp., Series C, 1.89%, 7/15/22	190,000	193,107

Wisconsin (0.2%):
Wisconsin State, Build America Bonds, GO, 4.60%, 5/1/26, Callable 5/1/21 @ 100	250,000	256,617
TOTAL MUNICIPAL BONDS (Cost $3,177,827)		3,342,612

U.S. Government & U.S. Government Agency Obligations (28.0%)
Federal Farm Credit Bank (0.9%)
2.60%, 10/6/22	250,000	263,190
2.75%, 7/16/27	250,000	285,407
2.85%, 3/2/28	750,000	865,676
		1,414,273
Federal Home Loan Bank (4.2%)
2.13%, 3/10/23	1,000,000	1,048,738
2.50%, 3/11/22	200,000	207,748
2.88%, 6/14/24	1,000,000	1,097,539
2.88%, 9/13/24	1,000,000	1,104,596
3.25%, 6/9/23	850,000	922,603
5.25%, 8/15/22	1,000,000	1,105,766
5.50%, 7/15/36	700,000	1,095,547
		6,582,537
Federal National Mortgage Association (3.7%)
1.88%, 9/24/26	1,000,000	1,076,955
2.13%, 4/24/26	1,250,000	1,362,973
2.63%, 9/6/24	3,250,000	3,559,711
		5,999,639
Government National Mortgage Association (0.1%)
4.00%, 9/15/40	23,136	24,838
4.00%, 9/15/41	121,179	131,698
6.50%, 5/15/32	1,371	1,510
		158,046
Housing & Urban Development (0.3%)
2.70%, 8/1/22	491,000	503,596

U.S. Treasury Bill (1.9%)
0.11%, 7/16/20	3,000,000	2,999,853

U.S. Treasury Inflation Index Note (1.5%)
0.25%, 7/15/29	1,000,000	1,096,993
0.50%, 1/15/28	500,000	569,918
0.75%, 7/15/28	500,000	575,994
		2,242,905
U.S. Treasury Note (15.4%)
1.63%, 8/15/29	5,000,000	5,456,835
1.75%, 5/15/23	3,000,000	3,135,762
1.88%, 1/31/22	250,000	256,733
2.13%, 11/30/23	2,000,000	2,131,602
2.13%, 5/15/25	3,500,000	3,812,060
2.50%, 2/28/26	750,000	839,824
2.63%, 12/31/23	1,000,000	1,084,688
2.75%, 8/31/23	1,500,000	1,621,553
2.75%, 11/15/23	1,500,000	1,628,936
2.75%, 2/28/25	3,500,000	3,902,979
2.88%, 9/30/23	1,000,000	1,087,051
		24,958,023
TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $41,914,343)		44,858,872

Investment Companies (4.9%)

JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.10% (c)	7,910,809	7,910,809
TOTAL INVESTMENT COMPANIES (Cost $7,910,809)		7,910,809

Total Investments (Cost $109,424,304) — 99.9%		160,105,040
Other assets in excess of liabilities — 0.1%		106,171
NET ASSETS — 100.0%		$160,211,211

(a)	Non-income producing security.

(b)	This security has been deemed illiquid and represents 1.93% of the Fund’s net assets.

(c)	Rate disclosed is the seven day yield as of June 30, 2020.

GO	General Obligation

MTN	Medium Term Note

PLC	Public Limited Company

See Notes to Financial Statements

Financial Statements	Walden Balanced Fund

Statement of Assets and Liabilities
June 30, 2020 (Unaudited)

Assets:
Investments, at fair value (cost $109,424,304)	$160,105,040
Interest and dividends receivable	407,652
Receivable for capital shares issued	23,924
Prepaid expenses	13,570
Total Assets	160,550,186
Liabilities:
Payable for capital shares redeemed	203,593
Accrued expenses and other liabilities:
Investment adviser	97,220
Administration and accounting	9,863
Chief compliance officer	1,312
Custodian	2,513
Shareholder servicing fees	11,896
Transfer agent	5,405
Trustee	1,046
Other	6,127
Total Liabilities	338,975
Net Assets	$160,211,211
Composition of Net Assets:
Paid in capital	$106,401,006
Total distributable earnings/(loss)	53,810,205
Net Assets	$160,211,211
Shares outstanding (par value $0.01, unlimited number of shares authorized)	8,161,819
Net Asset Value, Offering Price and Redemption price per share	$19.63

Statement of Operations
For the period ended June 30, 2020 (Unaudited)

Investment Income:
Interest	$463,311
Dividends	959,977
Total Investment Income	1,423,288
Expenses:
Investment adviser	562,974
Administration and accounting	49,531
Chief compliance officer	6,180
Custodian	10,459
Shareholder servicing	79,398
Transfer agency	18,603
Trustee	5,492
Other	39,160
Total expenses before fee reductions	771,797
Fees contractually reduced by the investment adviser	(21,434)
Net Expenses	750,363
Net Investment Income	672,925
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	2,070,467
Change in unrealized appreciation/depreciation from investments	(11,196,216)
Net realized/unrealized gains (losses) from investments	(9,125,749)
Change in Net Assets Resulting from Operations	$(8,452,824)

See Notes to Financial Statements

Financial Statements	Walden Balanced Fund

Statements of Changes in Net Assets

	For the six months	For the year ended
	ended June 30, 2020	December 31, 2019
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$672,925	$1,453,834
Net realized gains from investment transactions	2,070,467	1,420,529
Change in unrealized appreciation/depreciation from investments	(11,196,216)	27,075,874
Change in Net Assets Resulting from Operations	(8,452,824)	29,950,237
Distributions to shareholders:
Total Distributions	—	(2,514,243)
Change in Net Assets Resulting from distributions to shareholders	—	(2,514,243)
Capital Share Transactions:
Proceeds from shares issued	18,568,402	17,881,885
Dividends reinvested	—	2,015,907
Cost of shares redeemed	(7,796,231)	(13,937,371)
Change in Net Assets Resulting from Capital Share Transactions	10,772,171	5,960,421
Change in Net Assets	2,319,347	33,396,415
Net Assets:
Beginning of period	157,891,864	124,495,449
End of period	$160,211,211	$157,891,864
Share Transactions:
Issued	962,238	943,180
Reinvested	—	99,208
Redeemed	(407,595)	(732,434)
Change in shares	554,643	309,954

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements

Financial Statements	Walden Balanced Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

	For the six					For the nine
	months		For the year	For the year	For the year	months		For the year	For the year
	ended		ended	ended	ended	ended		ended	ended
	June 30,		December	December	December	December		March 31,	March 31,
	2020		31, 2019	31, 2018	31, 2017	31, 2016		2016	2015
	(Unaudited)
Net Asset Value, Beginning of Period	$20.76		$17.06	$17.76	$15.74	$15.32		$15.96	$15.17

Investment Activities:
Operations:
Net investment income	0.08		0.19	0.19	0.18	0.13		0.20	0.17
Net realized/unrealized gains (losses) from investments	(1.21)		3.85	(0.52)	2.16	0.77		0.27	0.89
Total from investment activities	(1.13)		4.04	(0.33)	2.34	0.90		0.47	1.06
Dividends:
Net investment income	—		(0.20)	(0.18)	(0.18)	(0.17)		(0.21)	(0.16)
Net realized gains from investments	—		(0.14)	(0.19)	(0.14)	(0.31)		(0.90)	(0.11)
Total dividends	—		(0.34)	(0.37)	(0.32)	(0.48)		(1.11)	(0.27)

Net Asset Value, End of Period	$19.63		$20.76	$17.06	$17.76	$15.74		$15.32	$15.96

Total Return	(5.44	)%(a)	23.70%	(1.90)%	14.88%	5.87	%(a)	3.10%	7.00%

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$160,211		$157,892	$124,495	$121,356	$101,126		$86,891	$84,499
Ratio of net expenses to average net assets	1.00	%(b)	1.00%	1.00%	1.00%	1.00	%(b)	1.00%	1.00%
Ratio of net investment income to average net assets	0.90	%(b)	1.01%	1.02%	1.08%	1.13	%(b)	1.29%	1.06%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets(c)	1.03	%(b)	1.02%	1.04%	1.03%	1.05	%(b)	1.06%	1.04%
Portfolio turnover rate	13.49	%(a)	12.99%	8.47%	8.40%	10.18	%(a)	15.56%	21.62%

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	During the periods, certain fees were reduced. If such fee reduction had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements

Schedule of Portfolio Investments	Walden Equity Fund

June 30, 2020 (Unaudited)

Security Description	Shares	Fair Value ($)
Common Stocks (99.1%)
Communication Services (9.4%)
Alphabet, Inc., Class A (a)	2,700	3,828,735
Alphabet, Inc., Class C (a)	4,700	6,643,967
Charter Communications, Inc., Class A (a)	4,879	2,488,485
Comcast Corp., Class A	66,725	2,600,941
The Walt Disney Co.	15,000	1,672,650
Verizon Communications, Inc.	51,500	2,839,195
		20,073,973

Consumer Discretionary (7.9%)
Dollar General Corp.	19,000	3,619,690
McDonald’s Corp.	10,250	1,890,818
NIKE, Inc., Class B	41,000	4,020,050
Ross Stores, Inc.	32,500	2,770,300
Starbucks Corp.	37,000	2,722,830
The Home Depot, Inc.	6,000	1,503,060
The TJX Cos., Inc.	6,000	303,360
		16,830,108

Consumer Staples (8.8%)
Church & Dwight Co., Inc.	10,000	773,000
Colgate-Palmolive Co.	30,000	2,197,800
Costco Wholesale Corp.	16,500	5,002,965
Estee Lauder Cos., Inc., Class A	13,000	2,452,840
PepsiCo, Inc.	30,000	3,967,800
Procter & Gamble Co.	6,500	777,205
The Clorox Co.	7,500	1,645,275
The Hershey Co.	15,000	1,944,300
		18,761,185

Energy (1.3%)
ConocoPhillips	65,000	2,731,300
		2,731,300

Financials (10.2%)
American Express Co.	24,375	2,320,500
Chubb Ltd.	15,500	1,962,610
Cincinnati Financial Corp.	17,550	1,123,727
Discover Financial Services	2,000	100,180
JPMorgan Chase & Co.	46,000	4,326,760
M&T Bank Corp.	17,000	1,767,490
Northern Trust Corp.	29,500	2,340,530
PNC Financial Services Group, Inc.	29,500	3,103,695
T. Rowe Price Group, Inc.	20,000	2,470,000
U.S. Bancorp	66,000	2,430,120
		21,945,612

Health Care (17.0%)
Becton, Dickinson & Co.	16,500	3,947,954
Cerner Corp.	22,000	1,508,100
Danaher Corp.	13,000	2,298,790
Dentsply Sirona, Inc.	17,000	749,020
Intuitive Surgical, Inc. (a)	4,000	2,279,320
Johnson & Johnson, Inc.	18,000	2,531,340
Medtronic PLC	34,000	3,117,800
Merck & Co., Inc.	33,000	2,551,890
Mettler-Toledo International, Inc. (a)	3,750	3,020,813
Stryker Corp.	21,000	3,783,990
The Cooper Companies., Inc.	5,000	1,418,200
UnitedHealth Group, Inc.	17,000	5,014,150
Varian Medical Systems, Inc. (a)	16,500	2,021,580
Waters Corp. (a)	12,200	2,200,880
		36,443,827
Industrials (11.5%)
3M Co.	19,500	3,041,805
Cummins, Inc.	11,000	1,905,860
Deere & Co.	14,300	2,247,245
Donaldson Co., Inc.	41,450	1,928,254
Emerson Electric Co.	11,000	682,330
Hubbell, Inc.	22,500	2,820,600
Illinois Tool Works, Inc.	17,000	2,972,450
Union Pacific Corp.	27,500	4,649,425
United Parcel Service, Inc., Class B	20,000	2,223,600
W.W. Grainger, Inc.	7,000	2,199,120
		24,670,689

Information Technology (26.3%)
Accenture PLC, Class A	27,000	5,797,440
Analog Devices, Inc.	16,000	1,962,240
Apple, Inc.	37,000	13,497,600
Automatic Data Processing, Inc.	25,850	3,848,807
Cisco Systems, Inc.	71,000	3,311,440
Intel Corp.	38,000	2,273,540
Microsoft Corp.	74,000	15,059,739
Oracle Corp.	69,000	3,813,630
TE Connectivity Ltd.	16,000	1,304,800
Visa, Inc., Class A	29,500	5,698,515
		56,567,751

Materials (3.6%)
Air Products & Chemicals, Inc.	8,000	1,931,680
AptarGroup, Inc.	26,000	2,911,480
Avery Dennison Corp.	11,000	1,254,990
PPG Industries, Inc.	16,000	1,696,960
		7,795,110

Utilities (3.1%)
Consolidated Edison, Inc.	35,000	2,517,550
Eversource Energy	50,000	4,163,500
		6,681,050

TOTAL COMMON STOCKS (Cost $101,538,126)		212,500,605

Investment Companies (0.8%)

JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.10% (b)	1,622,076	1,622,076
TOTAL INVESTMENT COMPANIES (Cost $1,622,076)		1,622,076

Total Investments (Cost $103,160,202) — 99.9%		214,122,681
Other assets in excess of liabilities — 0.1%		268,383
NET ASSETS — 100.0%		$214,391,064

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2020.

PLC	Public Limited Company

See Notes to Financial Statements

39

Financial Statements	Walden Equity Fund

Statement of Assets and Liabilities
June 30, 2020 (Unaudited)

Assets:
Investments, at fair value (cost $103,160,202)	$214,122,681
Dividends receivable	219,716
Receivable for capital shares issued	327,029
Prepaid expenses	13,573
Total Assets	214,682,999
Liabilities:
Payable for capital shares redeemed	99,580
Accrued expenses and other liabilities:
Investment adviser	121,759
Administration and accounting	13,585
Chief compliance officer	1,964
Custodian	4,098
Shareholder servicing fees	33,276
Transfer agent	5,859
Trustee	1,565
Other	10,249
Total Liabilities	291,935
Net Assets	$214,391,064
Composition of Net Assets:
Paid in capital	$96,271,281
Total distributable earnings/(loss)	118,119,783
Net Assets	$214,391,064
Shares outstanding (par value $0.01, unlimited number of shares authorized)	8,802,419
Net Asset Value, Offering Price and Redemption price per share	$24.36

Statement of Operations
For the period ended June 30, 2020 (Unaudited)

Investment Income:
Dividends	$2,079,133
Total Investment Income	2,079,133
Expenses:
Investment adviser	823,457
Administration and accounting	70,238
Chief compliance officer	9,267
Custodian	16,264
Shareholder servicing	188,689
Transfer agency	20,119
Trustee	8,264
Other	55,478
Total expenses before fee reductions	1,191,776
Fees contractually reduced by the investment adviser	(94,458)
Net Expenses	1,097,318
Net Investment Income	981,815
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	3,748,997
Change in unrealized appreciation/depreciation from investments	(24,515,686)
Net realized/unrealized gains (losses) from investments	(20,766,689)
Change in Net Assets Resulting from Operations	$(19,784,874)

See Notes to Financial Statements

40

Financial Statements	Walden Equity Fund

Statements of Changes in Net Assets

	For the six months	For the year ended
	ended June 30, 2020	December 31, 2019
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$981,815	$1,866,744
Net realized gains from investment transactions	3,748,997	7,908,081
Change in unrealized appreciation/depreciation from investments	(24,515,686)	51,904,859
Change in Net Assets Resulting from Operations	(19,784,874)	61,679,684
Distributions to shareholders:
Total Distributions	—	(7,360,570)
Change in Net Assets Resulting from distributions to shareholders	—	(7,360,570)
Capital Share Transactions:
Proceeds from shares issued	20,844,871	32,110,753
Dividends reinvested	—	6,014,991
Cost of shares redeemed	(35,198,385)	(36,513,094)
Change in Net Assets Resulting from Capital Share Transactions	(14,353,514)	1,612,650
Change in Net Assets	(34,138,388)	55,931,764
Net Assets:
Beginning of period	248,529,452	192,597,688
End of period	$214,391,064	$248,529,452
Share Transactions:
Issued	907,517	1,327,796
Reinvested	—	233,773
Redeemed	(1,492,506)	(1,509,693)
Change in shares	(584,989)	51,876

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements

41

Financial Statements	Walden Equity Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

	For the six					For the nine
	months		For the year	For the year	For the year	months		For the year	For the year
	ended		ended	ended	ended	ended		ended	ended
	June 30,		December	December	December	December		March 31,	March 31,
	2020		31, 2019	31, 2018	31, 2017	31, 2016		2016	2015
	(Unaudited)
Net Asset Value, Beginning of Period	$26.47		$20.63	$21.61	$18.82	$17.88		$18.55	$18.19

Investment Activities:
Operations:
Net investment income	0.11		0.20	0.19	0.20	0.14		0.23	0.18
Net realized/unrealized gains (losses) from investments	(2.22)		6.44	(0.72)	3.70	1.44		0.29	1.29
Total from investment activities	(2.11)		6.64	(0.53)	3.90	1.58		0.52	1.47
Dividends:
Net investment income	—		(0.20)	(0.18)	(0.20)	(0.18)		(0.24)	(0.18)
Net realized gains from investments	—		(0.60)	(0.27)	(0.91)	(0.46)		(0.95)	(0.93)
Total dividends	—		(0.80)	(0.45)	(1.11)	(0.64)		(1.19)	(1.11)

Net Asset Value, End of Period	$24.36		$26.47	$20.63	$21.61	$18.82		$17.88	$18.55

Total Return	(7.97	)%(a)	32.30%	(2.54)%	20.77%	8.80	%(a)	2.92%	8.13%
Ratios/Supplemental Data:
Net assets at end of period (000’s)	$214,391		$248,529	$192,598	$197,439	$181,830		$164,566	$157,499
Ratio of net expenses to average net assets	1.00	%(b)	1.00%	1.00%	1.00%	1.00	%(b)	1.00%	1.00%
Ratio of net investment income to average net assets	0.89	%(b)	0.83%	0.82%	0.93%	1.00	%(b)	1.21%	0.95%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets(c)	1.09	%(b)	1.07%	1.08%	1.07%	1.09	%(b)	1.10%	1.09%
Portfolio turnover rate	8.41	%(a)	10.57%	6.51%	9.88%	9.94	%(a)	17.78%	21.31%

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.

(c)	During the periods, certain fees were reduced. If such fee reduction had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements

42

Schedule of Portfolio Investments	Walden Midcap Fund

June 30, 2020 (Unaudited)

Security Description	Shares	Fair Value ($)
Common Stocks (98.9%)
Communication Services (1.0%)
Omnicom Group, Inc.	12,500	682,500
		682,500

Consumer Discretionary (9.0%)
Dunkin’ Brands Group, Inc.	9,625	627,839
eBay, Inc.	20,725	1,087,026
Expedia Group, Inc.	5,550	456,210
Hyatt Hotels Corp., Class A	14,125	710,346
O’Reilly Automotive, Inc. (a)	2,425	1,022,550
Ross Stores, Inc.	12,350	1,052,714
Tractor Supply Co.	7,125	939,004
		5,895,689

Consumer Staples (6.2%)
Church & Dwight Co., Inc.	9,550	738,215
Lancaster Colony Corp.	3,375	523,091
McCormick & Co., Inc.	3,875	695,214
Sysco Corp.	10,450	571,197
The Hershey Co.	7,650	991,593
The JM Smucker Co.	4,825	510,533
		4,029,843

Energy (0.8%)
Helmerich & Payne, Inc.	26,050	508,236
		508,236

Financials (13.3%)
Brown & Brown, Inc.	13,800	562,488
CBOE Global Markets, Inc.	6,350	592,328
Eaton Vance Corp.	16,600	640,760
Everest Re Group Ltd.	3,100	639,220
FactSet Research Systems, Inc.	4,425	1,453,479
M&T Bank Corp.	10,275	1,068,292
Northern Trust Corp.	14,150	1,122,661
SEI Investments Co.	18,625	1,024,003
Signature Bank	6,000	641,520
T. Rowe Price Group, Inc.	7,650	944,775
		8,689,526

Health Care (12.7%)
Agilent Technologies, Inc.	9,150	808,586
Cerner Corp.	10,450	716,348
Henry Schein, Inc. (a)	10,875	634,991
Hill-Rom Holdings, Inc.	6,500	713,570
Mettler-Toledo International, Inc. (a)	975	785,411
Steris PLC	6,225	955,164
Teleflex, Inc.	1,850	673,363
The Cooper Companies., Inc.	3,125	886,375
Varian Medical Systems, Inc. (a)	6,575	805,569
Waters Corp. (a)	3,450	622,380
Zimmer Biomet Holdings, Inc.	5,825	695,272
		8,297,029

Industrials (15.2%)
AMETEK, Inc.	9,875	882,529
AO Smith Corp.	17,400	819,888
Cummins, Inc.	4,100	710,366
Donaldson Co., Inc.	21,300	990,876
Expeditors International of Washington, Inc.	11,350	863,054
Hubbell, Inc.	6,500	814,840
IDEX Corp.	3,500	553,140
Lincoln Electric Holdings, Inc.	8,200	690,768
Masco Corp.	19,375	972,819
Nordson Corp.	3,800	720,898
Sensata Technologies Holding PLC (a)	13,375	497,951
The Middleby Corp. (a)	9,100	718,354
Verisk Analytics, Inc.	3,950	672,290
		9,907,773

Information Technology (20.5%)
Akamai Technologies, Inc. (a)	7,975	854,042
Amdocs Ltd.	11,375	692,510
ANSYS, Inc. (a)	2,150	627,220
Aspen Technology, Inc. (a)	7,800	808,158
Broadridge Finance Solutions, Inc.	6,625	836,009
CDK Global, Inc.	14,000	579,880
Check Point Software Technologies Ltd. (a)	7,000	752,010
Citrix Systems, Inc.	8,000	1,183,279
Cognizant Technology Solutions Corp., Class A	11,675	663,374
Dolby Laboratories, Inc., Class A	11,175	736,097
F5 Networks, Inc. (a)	6,650	927,542
IPG Photonics Corp. (a)	5,675	910,213
Juniper Networks, Inc.	32,375	740,093
Paychex, Inc.	20,225	1,532,043
TE Connectivity Ltd.	10,925	890,934
Xilinx, Inc.	6,300	619,857
		13,353,261

Materials (5.8%)
AptarGroup, Inc.	8,075	904,239
Avery Dennison Corp.	9,875	1,126,638
Packaging Corporation of America	8,575	855,785
RPM International, Inc.	11,775	883,832
		3,770,494

Real Estate (7.1%)
Alexandria Real Estate Equities, Inc.	4,725	766,631
AvalonBay Communities, Inc.	3,050	471,652
Camden Property Trust	6,975	636,260
Digital Realty Trust, Inc.	4,975	706,997
Host Hotels & Resorts, Inc.	48,000	517,920
Jones Lang LaSalle, Inc.	6,750	698,355
Realty Income Corp.	14,225	846,388
		4,644,203

Utilities (7.3%)
American Water Works Co., Inc.	6,650	855,589
Consolidated Edison, Inc.	15,650	1,125,705
Eversource Energy	22,355	1,861,499
ONE Gas, Inc.	12,175	938,084
		4,780,877

TOTAL COMMON STOCKS (Cost $50,323,718)		64,559,431

Investment Companies (3.0%)

JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.10% (b)	1,972,688	1,972,688
TOTAL INVESTMENT COMPANIES (Cost $1,972,688)		1,972,688

Total Investments (Cost $52,296,406) — 101.9%		66,532,119
Liabilities in excess of other assets — (1.9)%		(1,229,773)
NET ASSETS — 100.0%		$65,302,346

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2020.

PLC	Public Limited Company

See Notes to Financial Statements

43

Financial Statements	Walden Midcap Fund

Statement of Assets and Liabilities

June 30, 2020 (Unaudited)

Assets:
Investments, at fair value (cost $52,296,406)	$66,532,119
Dividends receivable	58,563
Receivable for capital shares issued	37,006
Prepaid expenses	7,822
Total Assets	66,635,510
Liabilities:
Payable for investments purchased	1,240,144
Payable for capital shares redeemed	42,458
Accrued expenses and other liabilities:
Investment adviser	39,376
Administration and accounting	3,240
Chief compliance officer	425
Custodian	758
Shareholder servicing fees	1,002
Transfer agent	4,740
Trustee	338
Other	683
Total Liabilities	1,333,164
Net Assets	$65,302,346
Composition of Net Assets:
Paid in capital	$50,394,583
Total distributable earnings/(loss)	14,907,763
Net Assets	$65,302,346
Shares outstanding (par value $0.01, unlimited number of shares authorized)	3,918,162
Net Asset Value, Offering Price and Redemption price per share	$16.67

Statement of Operations

For the period ended June 30, 2020 (Unaudited)

Investment Income:
Dividends	$532,458
Less: Foreign tax withholding	(555)
Total Investment Income	531,903
Expenses:
Investment adviser	222,993
Administration and accounting	18,631
Chief compliance officer	2,418
Custodian	3,894
Shareholder servicing	15,075
Transfer agency	17,326
Trustee	2,147
Interest fees	109
Other	20,372
Total expenses before fee reductions	302,965
Fees contractually reduced by the investment adviser	(5,713)
Net Expenses	297,252
Net Investment Income	234,651
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized (losses) from investment transactions	(55,553)
Change in unrealized appreciation/depreciation from investments	(5,908,598)
Net realized/unrealized gains (losses) from investments	(5,964,151)
Change in Net Assets Resulting from Operations	$(5,729,500)

See Notes to Financial Statements

44

Financial Statements	Walden Midcap Fund

Statements of Changes in Net Assets

	For the six months	For the year ended
	ended June 30, 2020	December 31, 2019
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$234,651	$370,355
Net realized gains from investment transactions	(55,553)	3,543,017
Change in unrealized appreciation/depreciation from investments	(5,908,598)	9,362,398
Change in Net Assets Resulting from Operations	(5,729,500)	13,275,770
Distributions to shareholders:
Total Distributions	—	(3,932,964)
Change in Net Assets Resulting from distributions to shareholders	—	(3,932,964)
Capital Share Transactions:
Proceeds from shares issued	16,566,497	10,311,717
Dividends reinvested	—	3,313,873
Cost of shares redeemed	(8,072,584)	(6,249,705)
Change in Net Assets Resulting from Capital Share Transactions	8,493,913	7,375,885
Change in Net Assets	2,764,413	16,718,691
Net Assets:
Beginning of period	62,537,933	45,819,242
End of period	$65,302,346	$62,537,933
Share Transactions:
Issued	1,075,870	567,958
Reinvested	—	181,284
Redeemed	(500,926)	(349,003)
Change in shares	574,944	400,239

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements

45

Financial Statements	Walden Midcap Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

	For the six					For the nine
	months		For the year	For the year	For the year	months		For the year	For the year
	ended		ended	ended	ended	ended		ended	ended
	June 30,		December	December	December	December		March 31,	March 31,
	2020		31, 2019	31, 2018	31, 2017	31, 2016		2016	2015
	(Unaudited)
Net Asset Value, Beginning of Period	$18.71		$15.57	$17.24	$14.90	$14.57		$15.18	$14.06

Investment Activities:
Operations:
Net investment income	0.06		0.12	0.09	0.07	0.11		0.09	0.05
Net realized/unrealized gains (losses) from investments	(2.10)		4.27	(0.66)	2.85	0.97		0.07	1.65
Total from investment activities	(2.04)		4.39	(0.57)	2.92	1.08		0.16	1.70
Dividends:
Net investment income	—		(0.10)	(0.09)	(0.08)	(0.12)		(0.08)	(0.05)
Net realized gains from investments	—		(1.15)	(1.01)	(0.50)	(0.63)		(0.69)	(0.53)
Total dividends	—		(1.25)	(1.10)	(0.58)	(0.75)		(0.77)	(0.58)

Net Asset Value, End of Period	$16.67		$18.71	$15.57	$17.24	$14.90		$14.57	$15.18

Total Return	(10.90	)%(a)	28.38%	(3.58)%	19.62%	7.36	%(a)	1.27%	12.25%

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$65,302		$62,538	$45,819	$46,562	$39,059		$35,543	$34,959
Ratio of net expenses to average net assets	1.00	%(b)	1.00%	1.00%	1.00%	1.00	%(b)	1.00%	1.00%
Ratio of net investment income to average net assets	0.79	%(b)	0.68%	0.54%	0.45%	0.97	%(b)	0.59%	0.35%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets(c)	1.02	%(b)	1.00%	1.00%	1.01%	1.04	%(b)	1.07%	1.04%
Portfolio turnover rate	17.51	%(a)	23.17%	18.66%	24.85%	12.59	%(a)	20.10%	16.06%

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	During the periods, certain fees were reduced. If such fee reduction had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements

46

Schedule of Portfolio Investments	Walden SMID Cap Fund
June 30, 2020 (Unaudited)

Security Description	Shares	Fair Value ($)
Common Stocks (98.8%)
Communication Services (1.9%)
Interpublic Group of Cos., Inc.	34,520	592,363
Omnicom Group, Inc.	7,300	398,580
		990,943

Consumer Discretionary (8.5%)
Carter’s, Inc.	5,250	423,675
Choice Hotels International, Inc.	4,410	347,949
Dorman Products, Inc. (a)	7,815	524,152
Dunkin’ Brands Group, Inc.	10,335	674,152
Nordstrom, Inc.	18,475	286,178
Texas Roadhouse, Inc.	10,810	568,282
Tractor Supply Co.	6,590	868,496
Williams Sonoma, Inc.	9,245	758,182
		4,451,066

Consumer Staples (3.8%)
Flowers Foods, Inc.	33,450	747,942
Lancaster Colony Corp.	4,010	621,510
The JM Smucker Co.	5,700	603,117
		1,972,569

Energy (1.0%)
Dril-Quip, Inc. (a)	8,155	242,937
Helmerich & Payne, Inc.	14,795	288,651
		531,588

Financials (13.4%)
American Financial Group, Inc.	6,260	397,260
Brown & Brown, Inc.	12,890	525,396
CBOE Global Markets, Inc.	4,960	462,669
Cohen & Steers, Inc.	6,500	442,325
Commerce Bancshares, Inc.	6,250	371,688
East West Bancorp, Inc.	13,465	487,972
Eaton Vance Corp.	16,145	623,197
FactSet Research Systems, Inc.	2,655	872,087
First Hawaiian, Inc.	14,465	249,377
SEI Investments Co.	14,770	812,055
Signature Bank	5,900	630,828
SVB Financial Group (a)	3,330	717,714
UMB Financial Corp.	7,915	408,018
		7,000,586

Health Care (18.1%)
Chemed Corp.	2,030	915,672
Dentsply Sirona, Inc.	18,935	834,276
Henry Schein, Inc. (a)	8,730	509,745
Hill-Rom Holdings, Inc.	7,440	816,763
Masimo Corp. (a)	5,135	1,170,728
Medpace Holdings, Inc. (a)	7,750	720,905
PerkinElmer, Inc.	9,620	943,625
Steris PLC	6,590	1,011,170
The Cooper Companies., Inc.	2,980	845,247
Varian Medical Systems, Inc. (a)	7,065	865,604
Waters Corp. (a)	4,435	800,074
		9,433,809

Industrials (16.5%)
AO Smith Corp.	14,630	689,366
Applied Industrial Technologies, Inc.	9,720	606,431
C.H. Robinson Worldwide, Inc.	7,515	594,136
Donaldson Co., Inc.	16,670	775,488
Expeditors International of Washington, Inc.	10,170	773,327
Hubbell, Inc.	6,640	832,390
IDEX Corp.	4,385	693,005
Lincoln Electric Holdings, Inc.	6,815	574,096
Masco Corp.	13,890	697,417
Nordson Corp.	2,700	512,217
Sensata Technologies Holding PLC (a)	15,395	573,156
The Middleby Corp. (a)	4,960	391,542
UniFirst Corp.	4,885	874,171
		8,586,742

Information Technology (17.3%)
Akamai Technologies, Inc. (a)	7,280	779,615
Amdocs Ltd.	6,225	378,978
Aspen Technology, Inc. (a)	7,790	807,122
CDK Global, Inc.	10,960	453,963
Citrix Systems, Inc.	4,555	673,730
Coherent, Inc. (a)	3,155	413,242
Dolby Laboratories, Inc., Class A	9,695	638,610
F5 Networks, Inc. (a)	5,460	761,561
IPG Photonics Corp. (a)	5,700	914,223
Jack Henry & Associates, Inc.	3,420	629,383
Juniper Networks, Inc.	22,220	507,949
Manhattan Associates, Inc. (a)	9,395	885,008
NetApp, Inc.	12,515	555,291
Progress Software Corp.	16,520	640,150
		9,038,825

Materials (5.9%)
AptarGroup, Inc.	6,575	736,268
Avery Dennison Corp.	6,250	713,063
Packaging Corporation of America	6,990	697,602
RPM International, Inc.	12,250	919,485
		3,066,418

Real Estate (8.3%)
Camden Property Trust	6,590	601,140
CoreSite Realty Corp.	6,400	774,785
CubeSmart	13,590	366,794
Cyrusone, Inc.	5,280	384,120
Highwoods Properties, Inc.	12,225	456,359
Host Hotels & Resorts, Inc.	40,395	435,862
Jones Lang LaSalle, Inc.	4,610	476,951
Lamar Advertising Co., Class A	7,665	511,715
STAG Industrial, Inc.	10,045	294,519
		4,302,245

Utilities (4.1%)
Atmos Energy Corp.	8,830	879,291
New Jersey Resources Corp.	14,190	463,304
ONE Gas, Inc.	10,300	793,615
		2,136,210

TOTAL COMMON STOCKS (Cost $41,721,689)		51,511,001

Investment Companies (1.1%)

JPMorgan U.S. Government Money Market
Fund, Capital Shares, 0.10% (b)	553,298	553,298
TOTAL INVESTMENT COMPANIES (Cost $553,298)		553,298

Total Investments (Cost $42,274,987) — 99.9%		52,064,299
Other assets in excess of liabilities — 0.1%		54,599
NET ASSETS — 100.0%		$52,118,898

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day yield as of June 30, 2020.

PLC	Public Limited Company

See Notes to Financial Statements

47

Financial Statements	Walden SMID Cap Fund

Statement of Assets and Liabilities

June 30, 2020 (Unaudited)

Assets:
Investments, at fair value (cost $42,274,987)	$52,064,299
Dividends receivable	41,343
Receivable for investments sold	138,826
Receivable for capital shares issued	12,702
Prepaid expenses	10,077
Total Assets	52,267,247
Liabilities:
Payable for investments purchased	98,572
Payable for capital shares redeemed	1,898
Accrued expenses and other liabilities:
Investment adviser	29,499
Administration and accounting	3,448
Chief compliance officer	489
Custodian	1,035
Shareholder servicing fees	4,946
Transfer agent	5,470
Trustee	390
Other	2,602
Total Liabilities	148,349
Net Assets	$52,118,898
Composition of Net Assets:
Paid in capital	$42,784,914
Total distributable earnings/(loss)	9,333,984
Net Assets	$52,118,898
Shares outstanding (par value $0.01, unlimited number of shares authorized)	3,247,397
Net Asset Value, Offering Price and Redemption price per share	$16.05

Statement of Operations

For the period ended June 30, 2020 (Unaudited)

Investment Income:
Dividends	$461,981
Total Investment Income	461,981
Expenses:
Investment adviser	200,358
Administration and accounting	17,257
Chief compliance officer	2,256
Custodian	4,019
Shareholder servicing	22,948
Transfer agency	18,278
Trustee	2,002
Interest fees	54
Other	22,274
Total expenses before fee reductions	289,446
Fees contractually reduced by the investment adviser	(22,473)
Net Expenses	266,973
Net Investment Income	195,008
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized (losses) from investment transactions	(826,829)
Change in unrealized appreciation/depreciation from investments	(6,837,364)
Net realized/unrealized gains (losses) from investments	(7,664,193)
Change in Net Assets Resulting from Operations	$(7,469,185)

See Notes to Financial Statements

48

Financial Statements	Walden SMID Cap Fund

Statements of Changes in Net Assets

	For the six months	For the year ended
	ended June 30, 2020	December 31, 2019
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$195,008	$338,685
Net realized gains from investment transactions	(826,829)	2,742,242
Change in unrealized appreciation/depreciation from investments	(6,837,364)	9,402,172
Change in Net Assets Resulting from Operations	(7,469,185)	12,483,099
Distributions to shareholders:
Total Distributions	—	(3,068,662)
Change in Net Assets Resulting from distributions to shareholders	—	(3,068,662)
Capital Share Transactions:
Proceeds from shares issued	5,681,655	8,038,546
Dividends reinvested	—	2,312,967
Cost of shares redeemed	(7,675,521)	(5,804,826)
Change in Net Assets Resulting from Capital Share Transactions	(1,993,866)	4,546,687
Change in Net Assets	(9,463,051)	13,961,124
Net Assets:
Beginning of period	61,581,949	47,620,825
End of period	$52,118,898	$61,581,949
Share Transactions:
Issued	349,677	459,149
Reinvested	—	130,529
Redeemed	(504,595)	(337,040)
Change in shares	(154,918)	252,638

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements

49

Financial Statements	Walden SMID Cap Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

	For the six					For the nine
	months		For the year	For the year	For the year	months		For the year	For the year
	ended		ended	ended	ended	ended		ended	ended
	June 30,		December	December	December	December		March 31,	March 31,
	2020		31, 2019	31, 2018	31, 2017	31, 2016		2016	2015
	(Unaudited)
Net Asset Value, Beginning of Period	$18.10		$15.12	$16.69	$14.60	$13.40		$14.70	$13.97

Investment Activities:
Operations:
Net investment income	0.06		0.10	0.09	0.07	0.12		0.04	0.01
Net realized/unrealized gains (losses) from investments	(2.11)		3.83	(0.99)	2.40	1.87		(0.44)	1.03
Total from investment activities	(2.05)		3.93	(0.90)	2.47	1.99		(0.40)	1.04
Dividends:
Net investment income	—		(0.10)	(0.09)	(0.09)	(0.14)		(0.02)	(0.01)
Net realized gains from investments	—		(0.85)	(0.58)	(0.29)	(0.65)		(0.88)	(0.30)
Total dividends	—		(0.95)	(0.67)	(0.38)	(0.79)		(0.90)	(0.31)

Net Asset Value, End of Period	$16.05		$18.10	$15.12	$16.69	$14.60		$13.40	$14.70

Total Return	(11.33	)%(a)	26.12%	(5.59)%	16.94%	14.73	%(a)	(2.47)%	7.60%

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$52,119		$61,582	$47,621	$45,632	$38,128		$32,452	$28,369
Ratio of net expenses to average net assets	1.00	%(b)	1.00%	1.00%	1.00%	1.00	%(b)	1.00%	1.00%
Ratio of net investment income to average net assets	0.73	%(b)	0.61%	0.52%	0.48%	1.12	%(b)	0.30%	0.08%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets(c)	1.08	%(b)	1.07%	1.08%	1.08%	1.12	%(b)	1.15%	1.12%
Portfolio turnover rate	16.90	%(a)	29.75%	18.61%	31.92%	20.85	%(a)	43.24%	33.61%

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the periods, certain fees were reduced. If such fee reduction had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements

50

Schedule of Portfolio Investments	Walden International Equity Fund
June 30, 2020 (Unaudited)

Security Description	Shares	Fair Value ($)
Common Stocks (97.5%)
Australia (5.5%)
Brambles Ltd.	48,000	360,991
Commonwealth Bank of Australia	8,745	421,031
CSL Ltd.	4,058	804,275
Origin Energy Ltd.	107,000	433,318
Telstra Corp. Ltd.	226,700	490,609
Woodside Petroleum Ltd.	26,000	390,632
		2,900,856

Belgium (0.6%)
Colruyt SA	5,856	321,985
		321,985

Canada (8.0%)
Bank of Montreal	6,130	326,325
BCE, Inc.	11,100	463,004
Canadian National Railway Co.	5,074	448,975
Great-West Lifeco, Inc.	12,649	221,781
Intact Financial Corp.	4,300	409,315
Magna International, Inc.	10,877	484,473
Metro, Inc.	14,588	601,833
Royal Bank of Canada	6,484	439,988
The Bank of Nova Scotia	8,900	368,353
The Toronto-Dominion Bank	9,285	414,453
		4,178,500

Denmark (2.3%)
Novo Nordisk A/S	9,858	637,990
Novozymes A/S	9,400	543,276
		1,181,266

Finland (1.6%)
Kone OYJ	7,661	526,395
Nordea Bank AB (a)	47,200	325,406
		851,801

France (10.1%)
Air Liquide SA	5,290	762,167
Danone SA (a)	9,090	628,080
Dassault Systemes	2,927	504,408
EssilorLuxottica SA (a)	2,907	372,557
Imerys SA	9,983	339,724
Legrand SA	6,214	471,467
L’Oreal SA (a)	2,400	769,352
Publicis Groupe SA	13,743	444,230
Schneider Electric SE	6,500	720,579
Societe BIC SA	6,100	309,511
		5,322,075

Germany (8.7%)
Allianz SE	1,845	376,300
Beiersdorf AG	2,649	300,517
Deutsche Boerse AG	3,056	552,323
Fresenius SE & Co. KGaA (a)	7,758	382,909
Fuchs Petrolub SE	5,992	240,352
Hannover Rueck SE	2,400	412,772
Henkel AG & Co. KGaA	4,900	407,185
Hugo Boss AG	6,200	187,196
Merck KGaA	3,586	415,689
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,600	415,205
SAP AG	6,310	878,251
		4,568,699

Hong Kong (3.3%)
Hang Lung Properties Ltd.	155,400	368,409
Hang Seng Bank Ltd.	17,220	290,755
Hysan Development Co. Ltd.	86,000	277,291
MTR Corp. Ltd.	83,900	433,971
Sino Land Co. Ltd.	268,000	337,450
		1,707,876

Ireland (0.9%)
Experian PLC	14,071	490,703
		490,703

Israel (1.1%)
Nice Systems Ltd. (a)	3,100	586,055
		586,055

Italy (1.6%)
Snam SpA	78,869	383,575
Terna Rete Elettrica Nazionale SpA	62,748	430,770
		814,345

Japan (22.8%)
Astellas Pharma, Inc.	32,200	536,096
Benesse Holdings, Inc.	12,560	337,802
Canon, Inc.	16,175	321,846
Central Japan Railway Co.	2,115	327,442
Chugai Pharmaceutical Co. Ltd.	12,900	689,693
Daiwa House Industry Co. Ltd.	16,190	381,904
Denso Corp.	7,500	292,626
East Japan Railway Co.	4,200	291,100
Fast Retailing Co. Ltd.	805	460,972
INPEX Corp.	49,200	304,638
JSR Corp.	17,200	331,976
Kao Corp.	5,200	411,727
Kurita Water Industries Ltd.	10,900	302,464
Mitsubishi Estate Co. Ltd.	25,500	379,251
Nippon Telegraph & Telephone Corp.	22,800	530,862
Nitto Denko Corp.	7,200	407,471
Nomura Research Institute Ltd.	19,564	533,905
NTT DOCOMO, Inc.	14,310	381,793
Oracle Corporation Japan	3,700	436,643
Oriental Land Co. Ltd.	3,765	497,207
Sumitomo Mitsui Financial Group, Inc.	14,850	417,688
Sysmex Corp.	5,900	453,222
Terumo Corp.	13,600	514,940
The Chiba Bank Ltd.	70,900	334,237
The Hachijuni Bank Ltd.	89,800	340,660
Tokio Marine Holdings, Inc.	7,000	305,004
Toyota Motor Corp.	9,340	585,995
Trend Micro, Inc.	7,400	413,330
Yamato Holdings Co. Ltd.	19,500	421,556
		11,944,050

Luxembourg (0.7%)
Tenaris SA	53,206	342,964
		342,964

Netherlands (3.1%)
Koninklijke Ahold Delhaize NV	23,600	642,605
Koninklijke Vopak NV	8,600	454,453
Wolters Kluwer NV	6,754	526,838
		1,623,896

Norway (0.6%)
Equinor ASA	23,542	334,941
		334,941

Singapore (1.2%)
ComfortDelGro Corp. Ltd.	209,350	218,367
Singapore Exchange Ltd.	67,500	405,160
		623,527

Spain (2.0%)
Enagas SA	13,235	323,040
Gas Natural SDG SA	18,400	341,981
Inditex SA	15,243	402,979
		1,068,000

See Notes to Financial Statements

51

Schedule of Portfolio Investments (cont.)	Walden International Equity Fund
June 30, 2020 (Unaudited)

Security Description	Shares	Fair Value ($)
Common Stocks, Continued
Sweden (2.2%)
Atlas Copco AB, Class A	10,300	435,691
Hennes & Mauritz AB	19,766	285,905
Svenska Handelsbanken AB (a)	44,986	426,590
		1,148,186
Switzerland (9.5%)
ABB Ltd.	18,018	405,108
Cie Financiere Richemont SA	9,344	595,174
Givaudan SA	132	491,113
Nestle SA	8,100	895,085
Roche Holding AG	3,698	1,280,701
SGS SA	175	427,133
Sonova Holding AG-REG (a)	2,389	476,498
Zurich Insurance Group AG	1,200	422,713
		4,993,525
United Kingdom (11.7%)
Admiral Group PLC	13,700	389,819
Compass Group PLC	25,000	343,871
Croda International PLC	5,575	362,675
Investec PLC	60,916	121,712
ITV PLC	155,179	143,370
Johnson Matthey PLC	11,400	295,858
London Stock Exchange Group PLC	4,980	515,066
Marks & Spencer Group PLC	141,600	173,451
National Grid PLC	47,157	577,353
Next PLC	4,590	277,896
Reckitt Benckiser Group PLC	5,600	515,275
RELX PLC	19,100	442,002
Sage Group PLC	41,182	342,405
Schroders PLC	6,790	247,748
Smith & Nephew PLC	22,159	412,748
Smiths Group PLC	18,900	330,034
Unilever PLC	9,200	495,960
WPP PLC	22,392	174,715
		6,161,958

TOTAL COMMON STOCKS (Cost $49,827,774)		51,165,208

Investment Companies (2.2%)

JPMorgan U.S. Government Money Market
Fund, Capital Shares, 0.10% (b)	1,152,555	1,152,555
TOTAL INVESTMENT COMPANIES (Cost $1,152,555)		1,152,555

Total Investments (Cost $50,980,329) — 99.7%		52,317,763
Other assets in excess of liabilities — 0.3%		142,924
NET ASSETS — 100.0%		$52,460,687

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day yield as of June 30, 2020.

PLC	Public Limited Company

The Fund invested, as a percentage of net assets at value, in the following industries as of June 30, 2020:

Percentage of
Total Net Assets
Industry	(%)
Financials	17.0%
Industrials	15.0
Health Care	13.3
Consumer Staples	11.4
Consumer Discretionary	9.4
Information Technology	7.6
Materials	7.2
Energy	5.7
Communication Services	5.0
Real Estate	3.3
Utilities	2.6
Investment Companies	2.2
Other net assets	0.3
Total	100.0%

See Notes to Financial Statements

52

Financial Statements	Walden International Equity Fund

Statement of Assets and Liabilities

June 30, 2020 (Unaudited)

Assets:
Investments, at fair value (cost $50,980,329)	$52,317,763
Foreign currency, at fair value (cost $15,889)	15,889
Interest and dividends receivable	51,469
Receivable for tax reclaims	119,618
Prepaid expenses	2,778
Total Assets	52,507,517
Liabilities:
Accrued expenses and other liabilities:
Investment adviser	32,551
Administration and accounting	5,078
Chief compliance officer	392
Custodian	2,107
Shareholder servicing fees	279
Transfer agent	4,264
Trustee	313
Other	1,846
Total Liabilities	46,830
Net Assets	$52,460,687
Composition of Net Assets:
Paid in capital	$50,905,499
Total distributable earnings/(loss)	1,555,188
Net Assets	$52,460,687
Shares outstanding (par value $0.01, unlimited number of shares authorized)	4,939,671
Net Asset Value, Offering Price and Redemption price per share	$10.62

Statement of Operations

For the period ended June 30, 2020 (Unaudited)

Investment Income:
Interest	$24
Dividends	900,518
Less: Foreign tax withholding	(94,309)
Total Investment Income	806,233
Expenses:
Investment adviser	192,493
Administration and accounting	25,490
Chief compliance officer	2,058
Custodian	11,301
Shareholder servicing	2,314
Transfer agency	14,290
Trustee	1,826
Other	11,005
Total expenses	260,777
Net Expenses	260,777
Net Investment Income	545,456
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized (losses) from investment securities and foreign currency transactions	(221,466)
Change in unrealized appreciation/depreciation from investment securities and foreign currency transactions	(5,258,961)
Net realized/unrealized gains (losses) from investments	(5,480,427)
Change in Net Assets Resulting from Operations	$(4,934,971)

See Notes to Financial Statements

53

Financial Statements	Walden International Equity Fund

Statements of Changes in Net Assets
	For the six months	For the year ended
	ended June 30, 2020	December 31, 2019
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$545,456	$951,745
Net realized gains from investment transactions	(221,466)	156,236
Change in unrealized appreciation/depreciation from investments	(5,258,961)	7,758,251
Change in Net Assets Resulting from Operations	(4,934,971)	8,866,232
Distributions to shareholders:
Total Distributions	—	(929,213)
Change in Net Assets Resulting from distributions to shareholders	—	(929,213)
Capital Share Transactions:
Proceeds from shares issued	2,709,682	10,921,617
Dividends reinvested	—	611,610
Cost of shares redeemed	(2,273,699)	(1,566,941)
Change in Net Assets Resulting from Capital Share Transactions	435,983	9,966,286
Change in Net Assets	(4,498,988)	17,903,305
Net Assets:
Beginning of period	56,959,675	39,056,370
End of period	$52,460,687	$56,959,675
Share Transactions:
Issued	264,240	1,010,684
Reinvested	—	54,029
Redeemed	(232,895)	(148,651)
Change in shares	31,345	916,062

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements

54

Financial Statements	Walden International Equity Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

								Period
			For the year	For the year	For the year	For the year		June 9, 2015
	For the six		ended	ended	ended	ended		through
	months ended		December 31,	December 31,	December 31,	December 31,		March 31,
	June 30, 2020		2019	2018	2017	2016		2016(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$11.60		$9.78	$11.07	$9.34	$9.45		$10.00

Investment Activities:
Operations:
Net investment income	0.11		0.20	0.17	0.13	0.12		0.08
Net realized/unrealized gains (losses) from investments	(1.09)		1.81	(1.29)	1.73	(0.06)		(0.59)
Total from investment activities	(0.98)		2.01	(1.12)	1.86	0.06		(0.51)
Dividends:
Net investment income	—		(0.19)	(0.17)	(0.13)	(0.17)		(0.04)
Net realized gains from investments	—		—	—	—	—		—
Total dividends	—		(0.19)	(0.17)	(0.13)	(0.17)		(0.04)

Net Asset Value, End of Period	$10.62		$11.60	$9.78	$11.07	$9.34		$9.45

Total Return	(8.45	)%(b)	20.62%	(10.18)%	19.92%	0.62	%(b)	(5.09	)%(b)

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$52,461		$56,960	$39,056	$41,234	$14,713		$12,786
Ratio of net expenses to average net assets	1.02	%(c)	1.04%	1.15%	1.15%	1.15	%(c)	1.15	%(c)
Ratio of net investment income to average net assets	2.13	%(c)	1.93%	1.57%	1.57%	1.87	%(c)	1.22	%(c)
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets(d)	1.02	%(c)	1.02%	1.17%	1.31%	1.86	%(c)	2.21	%(c)
Portfolio turnover rate	2.40	%(b)	10.70%	3.44%	10.16%	4.90	%(b)	5.11	%(b)

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Commencement of operations on June 9, 2015.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the periods, certain fees were reduced. If such fee reduction had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements

55

Notes to Financial Statements	June 30, 2020 (Unaudited)

1.	Organization:

The Boston Trust Walden Funds (the “Trust”) was organized on January 8, 1992 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust contains the following funds (individually a “Fund”, collectively the “Funds”), each of which are registered as a diversified Fund under the 1940 Act:

Fund	Short Name
Boston Trust Asset Management Fund	Asset Management Fund
Boston Trust Equity Fund	Equity Fund
Boston Trust Midcap Fund	Midcap Fund
Boston Trust SMID Cap Fund	SMID Cap Fund
Boston Trust Walden Small Cap Fund (formerly Boston Trust Small Cap Fund)*	Small Cap Fund
Walden Balanced Fund	Walden Balanced Fund
Walden Equity Fund	Walden Equity Fund
Walden Midcap Fund	Walden Midcap Fund
Walden SMID Cap Fund	Walden SMID Cap Fund
Walden International Equity Fund	Walden International Equity Fund

*	The Fund changed its name effective February 4, 2020.

The investment objective of the Asset Management Fund and Walden Balanced Fund is to seek long-term capital growth and income through an actively managed portfolio of stocks, bonds and money market instruments. The investment objective of the Equity Fund and Walden Equity Fund is to seek long-term capital growth through an actively managed portfolio of stocks. The investment objective of the Midcap Fund and Walden Midcap Fund is to seek long-term capital growth through an actively managed portfolio of stocks of middle capitalization companies. The investment objective of the SMID Cap Fund and Walden SMID Cap Fund is to seek long-term capital growth through an actively managed portfolio of stocks of small to middle capitalization companies. The investment objective of the Small Cap Fund is to seek long-term capital growth through an actively managed portfolio of stocks of small capitalization companies. The investment objective of the Walden International Equity Fund is to seek long-term capital growth through an actively managed portfolio of equities of international companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with its vendors and others that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, “Financial Services - Investment Companies”.

Security Valuation:

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

The value of each equity security, including common stocks, is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Equity securities traded on the NASDAQ stock market are valued at the NASDAQ official closing price. The prices for foreign securities are reported in local currency and converted to U.S dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by a recognized independent pricing service.

Bonds and other fixed income securities (other than short-term obligations but including listed issues) are provided by an independent pricing service, the use of which has been approved by the Board of Trustees (“Board”). In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt portfolio securities with a remaining maturity of 60 days or less may be valued at amortized cost, which approximates fair value.

The Trust may use a pricing service to value certain portfolio securities where the prices provided are believed to reflect the fair value of such securities. If market prices are not readily available or, in the opinion of the Adviser, market prices do not reflect fair value, or if an event occurs after the close of trading on the exchange or market on which the security is principally traded (but prior to the time the net asset value (“NAV”) is calculated) that materially affects fair value, the Adviser will value the Funds’ assets at their fair value according to policies approved by the Board. The Adviser believes that foreign security values may be affected by volatility that occurs in global markets on a trading day after the close of any given foreign securities markets. The fair valuation procedures, therefore, include a procedure whereby foreign security prices may be “fair valued” by an independent pricing service through the use of factors which take such volatility into account.

Investments in investment companies and money market funds are valued at NAV per share.

Continued

56

Notes to Financial Statements	June 30, 2020 (Unaudited)

Fair Value Measurements:

The valuation techniques employed by the Funds, as described above in Security Valuation, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical assets

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used to value investments are not necessarily an indication of the risk associated with investing in those investments.

Pursuant to the valuation techniques described above in Security Valuation, equity securities are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 securities). Fixed income securities, including those with a remaining maturity of 60 days or less, are generally categorized as Level 2 securities in the fair value hierarchy. Open-ended investment companies and money market funds are generally categorized as Level 1 securities in the fair value hierarchy.

Investments for which there are no quotations available, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Adviser under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2020 in valuing the Funds’ investments based on the three levels defined above:

		Level 2
	Level 1	Other Significant	Total Investments
Fund Name	Quoted Prices	Observable Inputs	in Securities
Asset Management Fund
Common Stocks[1]	$341,804,780	$—	$341,804,780
Corporate Bonds[1]	—	17,653,774	17,653,774
Municipal Bonds[2]	—	22,940,012	22,940,012
U.S. Government & U.S. Government Agency Obligations	—	154,749,869	154,749,869
Investment Companies	5,380,279	—	5,380,279
Total	347,185,059	195,343,655	542,528,714

Equity Fund
Common Stocks[1]	138,957,308	—	138,957,308
U.S. Government & U.S. Government Agency Obligations	—	499,425	499,425
Investment Companies	980,510	—	980,510
Total	139,937,818	499,425	140,437,243

Midcap Fund
Common Stocks[1]	119,627,435	—	119,627,435
Investment Companies	2,435,505	—	2,435,505
Total	122,062,940	—	122,062,940

SMID Cap Fund
Common Stocks[1]	159,939,879	—	159,939,879
Investment Companies	417,106	—	417,106
Total	160,356,985	—	160,356,985

Small Cap Fund
Common Stocks[1]	432,279,614	—	432,279,614
Investment Companies	10,308,465	—	10,308,465
Total	442,588,079	—	442,588,079

Walden Balanced Fund
Common Stocks[1]	96,293,223	—	96,293,223
Certificate of Deposit	—	205,111	205,111
Corporate Bonds[1]	—	7,494,413	7,494,413
Municipal Bonds[2]	—	3,342,612	3,342,612
U.S. Government & U.S. Government Agency Obligations	—	44,858,872	44,858,872
Investment Companies	7,910,809	—	7,910,809
Total	104,204,032	55,901,008	160,105,040

Walden Equity Fund
Common Stocks[1]	212,500,605	—	212,500,605
Investment Companies	1,622,076	—	1,622,076
Total	214,122,681	—	214,122,681

Walden Midcap Fund
Common Stocks[1]	64,559,431	—	64,559,431
Investment Companies	1,972,688	—	1,972,688
Total	66,532,119	—	66,532,119

Continued

57

Notes to Financial Statements	June 30, 2020 (Unaudited)

		Level 2
	Level 1	Other Significant	Total Investments
Fund Name	Quoted Prices	Observable Inputs	in Securities
Walden SMID Cap Fund
Common Stocks[1]	51,511,001	—	51,511,001
Investment Companies	553,298	—	553,298
Total	52,064,299	—	52,064,299

Walden International Equity Fund
Common Stocks[3]
Auto Components	484,473	292,626	777,099
Banks	1,549,119	2,556,367	4,105,486
Diversified Telecommunication Services	463,004	1,021,471	1,484,475
Food & Staples Retailing	601,833	964,590	1,566,423
Insurance	631,096	2,321,813	2,952,909
Road & Rail	448,975	1,270,880	1,719,855
Other Common Stocks	—	38,558,961	38,558,961
Investment Companies	1,152,555	—	1,152,555
Total	5,331,055	46,986,708	52,317,763

[1]	For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.
[2]	For detailed State classifications, see the accompanying Schedules of Portfolio Investments.
[3]	For detailed Country classifications, see the accompanying Schedules of Portfolio Investments.

Investment Transactions and Related Income:

Investment transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Investment gains and losses are calculated on the identified cost basis. Interest income is recognized on an accrual basis and includes, where applicable, the amortization or accretion of premium or discount based on effective yield. Dividend income is recorded on the ex-dividend date except in the case of certain foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts:

The Funds may own shares of real estate investment trusts (“REITs”), which report information on the source of their distribution annually. Certain distributions received from REITs during the year, which are known to be return of capital, are recorded as a reduction to the cost of the individual REIT.

Expenses:

Expenses directly attributable to a Fund are charged directly to that Fund. Expenses relating to the Trust are allocated proportionately to each Fund within the Trust according to the relative net assets of each Fund or on another reasonable basis.

Distributions to Shareholders:

Distributions to shareholders are recorded on the ex-dividend date. Dividends to shareholders from net investment income, if any, are declared and paid annually by the Funds. Dividends to shareholders from net realized gains, if any, are declared and distributed at least annually by the Funds. The amounts of distributions to shareholders from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP.

Federal Income Taxes:

Each Fund qualifies and intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in Subchapter M of the Internal Revenue Code (the “Code”), and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income and excise taxes. Therefore, no federal income tax provision is required.

Management has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including U.S. Federal (i.e., the last four tax year ends and the interim tax period since then, as applicable) and believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken as of and during the six months ended June 30, 2020. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits, as income tax expense in the Statements of Operations as incurred. There is no income tax noted as due for the six months ended June 30, 2020.

Foreign Currency Transactions:

The accounting records of the Funds are maintained in U.S. dollars. Non-U.S. dollar denominated amounts are translated into U.S. dollars as follows, with the resultant exchange gains and losses recorded in the Statements of Operations:

i) Value of investment securities and other assets and liabilities at the exchange rate on the valuation date; and

ii) Purchases and sales of Investment securities and income and expenses at the exchange rate prevailing on the respective date of such transactions.

The Funds do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the value of investments. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Continued

58

Notes to Financial Statements	June 30, 2020 (Unaudited)

3.	Related Party Transactions and Other Service Arrangements:

Investment Adviser:

The Trust, with respect to the Funds, and the Adviser are parties to an Investment Advisory Agreement under which the Adviser is entitled to receive an annual fee, computed daily and paid monthly, equal to the average daily net assets of each Fund, at the following annual percentage rates before contractual waivers:

Fund	Fee Rate
Asset Management Fund	0.72%*
Equity Fund	0.75%
Midcap Fund	0.75%
SMID Cap Fund	0.75%
Small Cap Fund	0.75%

Fund	Fee Rate
Walden Balanced Fund	0.75%
Walden Equity Fund	0.75%
Walden Midcap Fund	0.75%
Walden SMID Cap Fund	0.75%
Walden Small Cap Fund	0.75%
Walden International Equity Fund	0.75%

*	Effective rate for the six months ended June 30, 2020. The Asset Management Fund has an Investment Management Agreement with the Adviser under which the Fund pays: (a) 0.75% of the first $500 million of average daily net assets; (b) 0.50% of average daily net assets in excess of $500 million.

Additionally, two trustees of the Trust are officers of the Adviser or its affiliate, and an officer of the Trust is an officer of the Adviser. These persons are not paid directly by the Funds.

Administration and Fund Accounting:

Citi Fund Services Ohio, Inc. (“Citi”) serves the Funds as administrator. Citi provides administrative and fund accounting services for a fee that is computed daily and paid monthly, based on the aggregate daily net assets of the Trust plus certain base fees.

Certain officers of the Trust are affiliated with Citi. Such persons were paid no fees directly by the Funds for serving as Officers of the Trust. Citi makes an employee available to serve as the Trust’s Chief Compliance Officer (“CCO”) under a Compliance Service Agreement between the Funds and Citi (the “CCO Agreement”). Under the CCO Agreement, Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Trust’s compliance program, including support services to the CCO. For the services provided under the CCO Agreement, the Funds paid Citi $75,000 for the six months ended June 30, 2020, plus certain out of pocket expenses. Citi pays the salary and other compensation earned by the CCO as an employee of Citi.

Distribution:

Foreside Financial Services, LLC (“Foreside”), which is not affiliated with Citi or the Adviser, serves as the Funds’ distribution agent. Fees for these services are paid monthly by the Adviser and not by the Funds.

Shareholder Services:

The Funds may enter into shareholder services agreements with investment advisers, banks, trust companies and other types of organizations (“Authorized Service Providers”), which may include affiliates of the Funds, for providing administrative services with respect to shares of the Funds attributable to or held in the name of the Authorized Service Provider for its clients or other parties with whom they have a servicing relationship. Fees paid by the Funds under shareholder services agreements may not exceed 0.25% of the average daily net assets of each Fund and are presented separately on the Statement of Operations. Affiliates of the Funds did not receive any fees during the six months ended June 30, 2020.

Custodian and Transfer Agency:

Boston Trust Walden Company (“Boston Trust Walden”), the parent company of the Adviser, acts as the Funds’ transfer agent. Under the transfer agency agreement, Boston Trust Walden receives a fixed fee of $18,000 annually per fund, accrued daily and paid monthly for its services. Under a sub-transfer agency agreement, FIS Investor Services, LLC receives a fixed annual fee accrued daily and paid monthly, plus annual per account fees and certain out of pocket expenses for its services to the Trust. Expenses incurred under the transfer agency agreement and sub-transfer agency agreement are presented collectively as “Transfer Agency” expenses on the Statement of Operations.

Boston Trust Walden acts as the custodian for all funds except the Walden International Equity Fund. Under the custody agreement, Boston Trust Walden receives an annual asset based fee of 0.014% of the value of securities held. Citibank, N.A. receives sub-custodian fees from Boston Trust Walden for each Fund except the Walden International Equity Fund. Under a separate custody agreement, Citibank, N.A., an affiliate of Citi, serves as custodian for the Walden International Equity Fund and receives a fee based on a percentage of assets held on behalf of the Walden International Equity Fund, transaction fees and certain out of pocket expenses for its services. Such percentages vary by the jurisdiction in which the assets are held.

Fee Reductions:

The Adviser has agreed to reduce its fees payable by the Funds to the extent necessary, exclusive of brokerage costs, interest, taxes, dividends, litigation, indemnification, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under GAAP) of each Fund, except the SMID Cap Fund and the Walden International Equity Fund, to 1.00% of the average daily net assets. The Adviser has agreed to reduce its fees payable by the SMID Cap Fund and the Walden International Equity Fund to the extent necessary, subject to certain exclusions, to limit the aggregate annual operating expenses of the SMID Cap Fund to 0.75% of its average daily net assets and the Walden International Equity Fund to 1.10% of its average daily net assets. Any such reductions made by the Adviser in its fees or in the payment or reimbursement of expenses that are a Fund’s obligation may be subject to repayment by the Fund within three years provided the Fund receiving the reduction, payment or reimbursement is able to effect such repayment and remain in compliance with applicable expense limitations. The expense limitation agreement shall automatically renew effective May 1 of every year until the Adviser provides written notice of non-renewal to the Trust.

Continued

Notes to Financial Statements	June 30, 2020 (Unaudited)

Pursuant to its agreement, the Adviser reimbursed, and has yet to recoup, fees in the following amounts for the years ended December 31, 2017, December 31, 2018 and December 31, 2019 and the six months ended June 30, 2020, respectively:

Fund	Amount	Expires
Midcap Fund	$42,703	12/31/2022
	45,508	12/31/2023

SMID Cap Fund	87,452	12/31/2020
	168,823	12/31/2021
	170,506	12/31/2022
	100,355	12/31/2023

Small Cap Fund	58,104	12/31/2020
	261,419	12/31/2021
	168,952	12/31/2022
	90,207	12/31/2023

Fund	Amount	Expires
Walden Balanced Fund	$28,580	12/31/2020
	45,249	12/31/2021
	34,853	12/31/2022
	21,434	12/31/2023

Walden Equity Fund	138,810	12/31/2020
	166,166	12/31/2021
	158,316	12/31/2022
	94,458	12/31/2023

Walden Midcap Fund	4,010	12/31/2020
	5,713	12/31/2023

Walden SMID Cap Fund	33,179	12/31/2020
	42,347	12/31/2021
	36,311	12/31/2022
	22,473	12/31/2023

Walden International Equity Fund	47,374	12/31/2020
	7,070	12/31/2021

As of June 30, 2020, the Adviser may recoup amounts from the Funds as follows:

Total Potential Recoupment
Asset Management Fund	$—
Equity Fund	—
Midcap Fund	88,211
SMID Cap Fund	527,136
Small Cap Fund	578,682

Total Potential Recoupment
Walden Balanced Fund	$130,116
Walden Equity Fund	557,750
Walden Midcap Fund	9,723
Walden SMID Cap Fund	134,310
Walden International Equity Fund	54,444

In-Kind Subscriptions and Redemptions:

During the six months ended June 30, 2020, there were no in-kind transfers.

During the year ended December 31, 2019, the Fund delivered securities in exchange for the redemption of shares (redemptions in-kind) as follows:

		Fund Shares	Realized Gain/
Fund	Fair Value	Redeemed	(Loss)
Asset Management Fund	$5,777,713	118,834	$5,029,044
Small Cap Fund	119,901,316	8,413,292	42,132,134

Interfund Lending:

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (“SEC”), the Funds may participate in an interfund lending program (the “Program”). The Program provides an alternative credit facility under which the Funds may lend to, or borrow from, one another, consistent with each Fund’s investment objectives, limitations and organization documents. The Program provides a borrowing Fund with a source of liquidity at a rate lower than the bank borrowing rate at times when the cash position of the Fund is insufficient to meet temporary cash requirements. In addition, Funds making short-term cash loans directly to other Funds would earn interest at a rate higher than they otherwise could obtain from investing their cash in repurchase agreements or certain other short-term money market instruments. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice. Any open loans at period end are presented under the caption “Payable” for interfund lending in the Statements of Assets and Liabilities. As of June 30, 2020, the Funds had no outstanding loans to or from another fund under the Program. The Funds’ activity in the Program during the period for which loans were outstanding was as follows:

	Borrower or	Weighted Average Loan	Days	Weighted Average Annualized	Interest Income
Fund	Lender	Balance	Outstanding	Interest Rate	(Expense)
Asset Management Fund	Lender	$637,090	12*	2.36%	$499
Midcap Fund	Borrower	693,960	5	1.90	(183)
SMID Cap Fund	Borrower	640,314	3	2.86	(152)
Walden Midcap Fund	Borrower	592,127	2	3.32	(109)
Walden SMID Cap Fund	Borrower	535,042	2	1.81	(54)

* Aggregate days Fund had loan outstanding as lender for all borrowers.

Continued

Notes to Financial Statements	June 30, 2020 (Unaudited)

4.	Purchases and Sales of Securities:

Cost of purchases and proceeds from sales and maturities of securities, excluding in-kinds short-term securities and U.S. Government securities, for the Funds for the six months ended June 30, 2020, totaled:

		Sales and
Fund	Purchases	Maturities
Asset Management Fund	$13,623,324	$111,997,076
Equity Fund	7,924,185	14,189,885
Midcap Fund	22,277,516	27,788,927
SMID Cap Fund	71,354,930	24,347,604
Small Cap Fund	170,055,701	56,089,640
Walden Balanced Fund	13,417,296	19,188,255
Walden Equity Fund	18,405,863	31,529,226
Walden Midcap Fund	19,367,433	10,334,935
Walden SMID Cap Fund	9,027,962	10,828,596
Walden International Equity Fund	1,307,789	1,228,207

Cost of purchases and proceeds from sales and maturities of U.S. Government Securities, excluding short-term securities, for the Funds for the six months ended June 30, 2020, totaled:

		Sales and
Fund	Purchases	Maturities
Asset Management Fund	$24,185,977	$6,281,758
Walden Balanced Fund	9,055,898	18,161

5.	Federal Income Tax Information:

As of the tax year ended December 31, 2019, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for federal income tax purposes, were as follows:

				Net Unrealized
		Gross Tax Unrealized	Gross Tax Unrealized	Appreciation
Fund	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Asset Management Fund	$316,873,885	$305,854,880	$(206,134)	$305,648,746
Equity Fund	61,465,057	98,244,993	(92,508)	98,152,485
Midcap Fund	108,760,795	38,569,814	(1,648,790)	36,921,024
SMID Cap Fund	110,053,903	17,716,364	(1,518,064)	16,198,300
Small Cap Fund	180,047,048	58,735,966	(3,614,857)	55,121,109
Walden Balanced Fund	95,781,580	62,333,817	(500,755)	61,833,062
Walden Equity Fund	112,799,891	136,289,638	(985,521)	135,304,117
Walden Midcap Fund	42,270,239	21,161,100	(1,072,758)	20,088,342
Walden SMID Cap Fund	45,119,099	17,256,013	(830,976)	16,425,037
Walden International Equity Fund	50,527,563	8,888,348	(2,289,918)	6,598,430

The tax character of distributions paid during the fiscal year ended December 31, 2019 was as follows:

	Distributions paid from
		Net Long Term	Total Taxable
Fund	Ordinary Income	Capital Gains	Distributions
Asset Management Fund	$5,391,202	$350,942	$5,742,144
Equity Fund	1,281,596	160,867	1,442,463
Midcap Fund	1,776,041	3,369,743	5,145,784
SMID Cap Fund	1,290,766	1,944,006	3,234,772
Small Cap Fund	1,133,540	14,436,243	15,569,783
Walden Balanced Fund	1,608,080	906,163	2,514,243
Walden Equity Fund	2,122,863	5,237,707	7,360,570
Walden Midcap Fund	559,523	3,373,441	3,932,964
Walden SMID Cap Fund	462,200	2,606,462	3,068,662
Walden International Equity Fund	929,213	—	929,213

Continued

Notes to Financial Statements	June 30, 2020 (Unaudited)

As of December 31, 2019, the components of distributable earnings (deficit) on a tax basis were as follows:

		Undistributed				Total
	Undistributed	Long-Term		Accumulated	Unrealized	Distributable
	Ordinary	Capital	Accumulated	Capital and	Appreciation	Earnings
Fund	Income	Gains	Earnings	Other Losses	(Depreciation)[1]	(Deficit)
Asset Management Fund	$38,055	$1,182,131	$1,220,186	$—	$305,648,746	$306,868,932
Equity Fund	—	890,196	890,196	—	98,152,485	99,042,681
Midcap Fund	156,456	367,330	523,786	—	36,921,024	37,444,810
SMID Cap Fund	—	281,448	281,448	(50,957)	16,198,300	16,428,791
Small Cap Fund	344,160	1,775,234	2,119,394	—	55,121,109	57,240,503
Walden Balanced Fund	162,256	267,711	429,967	—	61,833,062	62,263,029
Walden Equity Fund	134,292	2,466,248	2,600,540	—	135,304,117	137,904,657
Walden Midcap Fund	54,166	494,755	548,921	—	20,088,342	20,637,263
Walden SMID Cap Fund	18,518	359,614	378,132	—	16,425,037	16,803,169
Walden International Equity Fund	6,819	—	6,819	(114,689)	6,598,029	6,490,159

[1]	The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales and return of capital distributions from REIT securities and other investments.

As of the end of its tax year ended December 31, 2019, the Fund has a net capital loss carry forwards (“CLCFs”) not subject to expiration as summarized in the tables below. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

Fund	Long Term Amount	Total
Walden International Equity Fund	$114,689	$114,689

During the year ended December 31, 2019, the following Funds utilized CLCFs to offset realized capital gains:

Fund	Total
Walden International Equity Fund	$120,432

Under current tax law, net investment losses and capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds deferred losses as follows:

Post October
Fund	Capital Losses
SMID Cap Fund	$50,957

6.	Control Ownership and Principal Holders:

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumptions of control of the Fund under section 2 (a)(9) of the 1940 Act. As of June 30, 2020, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), owning more than 25% of the total shares outstanding of the Fund as detailed below.

		Percentage of
Fund	Control Ownership	Ownership
Asset Management Fund	US Bank N.A.	87.52%
Equity Fund	US Bank N.A.	94.39
Midcap Fund	US Bank N.A.	43.08
SMID Cap Fund	National Financial Services	50.73
Small Cap Fund	Charles Schwab & Co. Inc.	26.38
Walden Balanced Fund	US Bank N.A.	51.84
Walden Equity Fund	US Bank N.A.	29.35
Walden Midcap Fund	US Bank N.A.	57.75
Walden SMID Cap Fund	US Bank N.A.	50.65
Walden International Equity Fund	US Bank N.A.	86.61

Continued

Notes to Financial Statements	June 30, 2020 (Unaudited)

7.	Business Combination

In December 2019, the Board approved Boston Trust Walden’s proposal to merge Walden Small Cap Fund (the “Target Fund”) into Boston Trust Walden Small Cap Fund (the “Acquiring Fund”). The Agreement and Plan of Reorganization was approved by shareholders on March 26, 2020. The Target Fund and the Acquiring Fund shared identical investment goals, principal investment strategies, risks, and ESG screens. They also shared the same investment adviser. The transaction was effective after the close of business on April 3, 2020. The Acquiring Fund acquired all of the assets and assumed all of the liabilities of the Target Fund as shown in the table below. The transaction was structured to qualify as a tax-free reorganization under the Code. Pursuant to the Agreement and Plan of Reorganization, shareholders of the Target Fund received a number of shares of the corresponding class in the Acquiring Fund, with a value equal to their holdings in the Target Fund as of the close of business on April 3, 2020. The investment portfolio of the Target Fund, with a fair value of approximately $103,000,783 and identified cost of approximately $111,464,003 as of the date of the reorganization, was the principal asset acquired by the Acquiring Fund. For financial statement purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Target Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The following is a summary of Shares Outstanding, Net Assets, NAV and Net Unrealized Appreciation (Depreciation) immediately before and after the reorganization:

				Net Unrealized
	Shares		Net Asset	Appreciation
Target Fund	Outstanding	Net Assets	Value Per Share	(Depreciation)
Walden Small Cap Fund	7,088,420	$103,030,710	$14.54	$(8,463,220)

Acquiring Fund
Boston Trust Walden Small Cap Fund	19,128,805	$189,922,749	$9.93	$(23,454,940)

Post Reorganization
Boston Trust Walden Small Cap Fund	29,505,631	$292,953,459	$9.93	$(31,918,160)

Expenses related to reorganization were incurred by the Investment Adviser. Expenses incurred by the Funds in the ordinary course during the reorganization continue to be treated as a Fund expense in accordance with the Funds’ advisory contracts.

Assuming the reorganization had been completed on January 1, 2020, the beginning of the annual reporting period, the pro forma results of operations of the Acquiring Fund, post reorganization for the six months ended June 30, 2020, are as follows:

Net Investment income (loss)	$1,545,401
Net realized/unrealized gains (losses)	(51,839,693)
Change in net assets resulting from operations	$(50,294,292)

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in the Statements of Operations of the Acquiring Fund, post reorganization since April 4, 2020.

8.	Subsequent Events:

Management has evaluated events and transactions through the date these financial statements were issued and concluded no subsequent events required recognition or disclosure in these financial statements.

Supplementary Information	June 30, 2020 (Unaudited)

Table of Shareholder Expenses:

As a shareholder of the Funds, you incur ongoing costs, including management fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Boston Trust Walden Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 through June 30, 2020.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect the costs incurred by the Funds for buying and selling securities. The Funds do not charge transaction fees, such as redemption fees, nor do the Funds charge a sales charge (load). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period[1]	During Period
	1/1/20	6/30/20	1/1/20 - 6/30/20	1/1/20 - 6/30/20
Asset Management Fund	$1,000.00	$934.40	$4.33	0.90%
Equity Fund	1,000.00	925.50	4.36	0.91
Midcap Fund	1,000.00	890.00	4.70	1.00
SMID Cap Fund	1,000.00	877.70	3.50	0.75
Small Cap Fund	1,000.00	848.60	4.60	1.00
Walden Equity Fund	1,000.00	920.30	4.77	1.00
Walden Midcap Fund	1,000.00	891.00	4.70	1.00
Walden SMID Cap Fund	1,000.00	886.70	4.69	1.00
Walden International Equity Fund	1,000.00	915.50	4.86	1.02
Walden Balanced Fund	1,000.00	945.60	4.84	1.00

[1]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 182/366 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect the costs incurred by the Funds for buying and selling securities. The Funds do not charge transaction fees, such as redemption fees, nor do the Funds charge a sales charge (load). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period[1]	During Period
	1/1/20	6/30/20	1/1/20 - 6/30/20	1/1/20 - 6/30/20
Asset Management Fund	$1,000.00	$1,020.39	$4.33	0.90%
Equity Fund	1,000.00	1,020.34	4.57	0.91
Midcap Fund	1,000.00	1,019.89	5.02	1.00
SMID Cap Fund	1,000.00	1,021.13	3.77	0.75
Small Cap Fund	1,000.00	1,019.89	5.02	1.00
Walden Equity Fund	1,000.00	1,019.89	5.02	1.00
Walden Midcap Fund	1,000.00	1,019.89	5.02	1.00
Walden SMID Cap Fund	1,000.00	1,019.89	5.02	1.00
Walden International Equity Fund	1,000.00	1,019,79	5.12	1.02
Walden Balanced Fund	1,000.00	1,019.89	5.02	1.00

[1]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 182/366 (to reflect the one-half year period).

Continued

Supplementary Information	June 30, 2020 (Unaudited)

Tabular Summary of Schedules of Portfolio Investments:

The Boston Trust Walden Funds invested, as a percentage of total net assets, in the following industries and countries as of June 30, 2020.

Asset Management Fund

Percentage of Total
Security Allocation for the Schedule of Portfolio Investments	Net Assets
U.S. Government & U.S. Government Agency Obligations	28.5%
Information Technology	20.6
Health Care	9.3
Financials	8.2
Industrials	7.2
Consumer Staples	6.2
Communication Services	6.1
Consumer Discretionary	4.4
Municipal Bonds	4.2
Energy	1.5
Materials	1.3
Utilities	1.3
Investment Companies	1.0
Other net assets	0.2
Total	100.0%

Equity Fund

Percentage of Total
Security Allocation for the Schedule of Portfolio Investments	Net Assets
Information Technology	28.5%
Health Care	14.3
Industrials	12.9
Financials	11.6
Communication Services	9.5
Consumer Staples	9.4
Consumer Discretionary	6.1
Materials	2.4
Utilities	2.2
Energy	2.0
Investment Companies	0.7
Other net assets	0.4
Total	100.0%

Midcap Fund

Percentage of Total
Security Allocation for the Schedule of Portfolio Investments	Net Assets
Information Technology	21.2%
Industrials	14.2
Health Care	13.4
Financials	12.7
Consumer Discretionary	10.0
Real Estate	7.3
Consumer Staples	7.2
Utilities	6.1
Materials	5.2
Investment Companies	2.0
Communication Services	0.9
Energy	0.8
Other net assets	-1.0
Total	100.0%

SMID Cap Fund

Percentage of Total
Security Allocation for the Schedule of Portfolio Investments	Net Assets
Health Care	18.3%
Information Technology	17.0
Industrials	15.8
Financials	13.5
Consumer Discretionary	9.0
Real Estate	8.4
Materials	6.0
Utilities	4.1
Consumer Staples	3.8
Communication Services	1.9
Energy	1.1
Investment Companies	0.3
Other net assets	0.8
Total	100.0%

Small Cap Fund

Percentage of Total
Security Allocation for the Schedule of Portfolio Investments	Net Assets
Health Care	19.0%
Industrials	18.0
Information Technology	15.8
Financials	14.5
Consumer Discretionary	9.7
Utilities	5.7
Real Estate	5.6
Consumer Staples	4.5
Materials	4.1
Investment Companies	2.3
Energy	1.2
Other net assets	-0.4
Total	100.0%

Continued

Supplementary Information	June 30, 2020 (Unaudited)

Tabular Summary of Schedules of Portfolio Investments (cont.):

Walden Balanced Fund

Percentage of Total
Security Allocation for the Schedule of Portfolio Investments	Net Assets
U.S. Government & U.S. Government Agency Obligations	28.0%
Information Technology	16.8
Health Care	10.4
Financials	7.7
Industrials	7.6
Communication Services	6.5
Consumer Discretionary	5.6
Consumer Staples	5.0
Investment Companies	4.9
Municipal Bonds	2.1
Materials	2.0
Utilities	2.0
Energy	1.2
Certificate of Deposit	0.1
Other net assets	0.1
Total	100.0%

Walden Equity Fund

Percentage of Total
Security Allocation for the Schedule of Portfolio Investments	Net Assets
Information Technology	26.3%
Health Care	17.0
Industrials	11.5
Financials	10.2
Communication Services	9.4
Consumer Staples	8.8
Consumer Discretionary	7.9
Materials	3.6
Utilities	3.1
Energy	1.3
Investment Companies	0.8
Other net assets	0.1
Total	100.0%

Walden Midcap Fund

Percentage of Total
Security Allocation for the Schedule of Portfolio Investments	Net Assets
Information Technology	20.5%
Industrials	15.2
Financials	13.3
Health Care	12.7
Consumer Discretionary	9.0
Utilities	7.3
Real Estate	7.1
Consumer Staples	6.2
Materials	5.8
Investment Companies	3.0
Communication Services	1.0
Energy	0.8
Other net assets	-1.9
Total	100.0%

Walden SMID Cap Fund

Percentage of Total
Security Allocation for the Schedule of Portfolio Investments	Net Assets
Health Care	18.1%
Information Technology	17.3
Industrials	16.5
Financials	13.4
Consumer Discretionary	8.5
Real Estate	8.3
Materials	5.9
Utilities	4.1
Consumer Staples	3.8
Communication Services	1.9
Investment Companies	1.1
Energy	1.0
Other net assets	0.1
Total	100.0%

Walden International Equity Fund

Percentage of Total
Security Allocation for the Schedule of Portfolio Investments	Net Assets
Japan	22.8%
United Kingdom	11.7
France	10.1
Switzerland	9.5
Germany	8.7
Canada	8.0
Australia	5.5
Hong Kong	3.3
Netherlands	3.1
Denmark	2.3
Sweden	2.2
United States	2.2
Spain	2.0
Italy	1.6
Finland	1.6
Singapore	1.2
Israel	1.1
Ireland	0.9
Luxembourg	0.7
Norway	0.6
Belgium	0.6
Other net assets	0.3
Total	100.0%

Continued

Supplementary Information	June 30, 2020 (Unaudited)

Other Information:

A description of the policies and guidelines that the Funds use to determine how to vote proxies related to portfolio securities is available: (i) without charge, upon request, by calling 1-800-282-8782 ext. 7050, and (ii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Proxy voting policies and guidelines as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-282-8782 ext. 7050, (ii) on the Boston Trust Walden Inc. website at http://www.bostontrustwalden.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Funds file their portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter with the SEC on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter is available on the SEC’s website at http://www.sec.gov. The Funds’ Schedules of Portfolio Investments will be available no later than 60 days after each period end, without charge, online at https://www.bostontrustwalden.com/investment-services/mutual-funds/.

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the six months ended June 30, 2020, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

Results of Shareholder Votes:

A special meeting of shareholders of Boston Trust Walden Funds was held on March 26, 2020. The following is a summary of the shareholder voting results approved at the meeting:

Approval of the Agreement and Plan of Reorganization that provides for: (i) the transfer of substantially all of the assets of the Target Fund in exchange solely for shares of the Acquiring Fund and the Acquiring Fund’s assumption of all of the Target Fund’s liabilities, known and unknown; and (ii) the distribution of shares of the Acquiring Fund so received to the prospective shareholders of the Target Fund:

	For Approval	Against Approval	Abstain
Walden Small Cap Fund	3,631,177.213	0.000	7,632.873

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Investment Adviser

Boston Trust Walden Inc.

One Beacon Street

Boston, MA 02108

Transfer Agent

Boston Trust Walden Company

One Beacon Street

Boston, MA 02108

Administrator

Citi Fund Services Ohio, Inc.

4400 Easton Commons, Suite 200

Columbus, OH 43219

Distributor

Foreside Financial Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH 43215

This report is intended for the shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and subject to change.

08/20

Item 2.	Code of Ethics.

Not applicable – only for annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a) Included as part of the report to shareholders filed under Item 1.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Boston Trust Walden Funds

By (Signature and Title)*	/s/ Lucia Santini , President

Date____8/26/20______________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Lucia Santini , President

Date_____8/26/20____________________

By (Signature and Title)*	/s/ Jennifer Ellis , Treasurer

Date_____8/26/20_____________________